UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08879
MFS VARIABLE INSURANCE TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Conservative
Allocation Portfolio

MFS® Variable Insurance Trust III

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$3	0.06%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	214,145,297	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.9%
MFS Limited Maturity Portfolio	11.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Equity Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCAIC-SEM

MFS® Conservative
Allocation Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$16	0.31%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	214,145,297	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.9%
MFS Limited Maturity Portfolio	11.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.3%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.1%
MFS Mid Cap Value Portfolio	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Equity Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCASC-SEM

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.88%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	46,774,690	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	148
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.0%
Money Market Funds	5.0%
Equity sectors
Financials	23.6%
Industrials	13.0%
Health Care	11.1%
Consumer Discretionary	9.4%
Information Technology	8.4%
Real Estate	7.1%
Energy	6.6%
Utilities	6.1%
Materials	5.6%
Consumer Staples	2.1%
Communication Services	2.0%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVIC-SEM

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.13%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	46,774,690	Portfolio Turnover Rate (%):	29
Total Number of Holdings:	148
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.0%
Money Market Funds	5.0%
Equity sectors
Financials	23.6%
Industrials	13.0%
Health Care	11.1%
Consumer Discretionary	9.4%
Information Technology	8.4%
Real Estate	7.1%
Energy	6.6%
Utilities	6.1%
Materials	5.6%
Consumer Staples	2.1%
Communication Services	2.0%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.2%
Cathay General Bancorp, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
United Community Bank, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Plains GP Holdings LP	1.2%
M/I Homes, Inc.	1.2%
Hancock Whitney Corp.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVSC-SEM

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$2	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,566,563	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.3%
MFS Research Series	9.2%
MFS Mid Cap Growth Series	9.2%
MFS Mid Cap Value Portfolio	9.1%
MFS International Growth Portfolio	5.1%
MFS International Intrinsic Equity Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS High Yield Portfolio	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.1%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGAIC-SEM

MFS® Growth Allocation Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$15	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,566,563	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Growth Series	10.3%
MFS Research International Portfolio	10.3%
MFS Research Series	9.2%
MFS Mid Cap Growth Series	9.2%
MFS Mid Cap Value Portfolio	9.1%
MFS International Growth Portfolio	5.1%
MFS International Intrinsic Equity Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS High Yield Portfolio	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Global Governments Portfolio	3.9%
MFS New Discovery Series	2.1%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Institutional Money Market Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGASC-SEM

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$30	0.61%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	148,187,823	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	102	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	14
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.9%
Money Market Funds	0.1%
Issuer country weightings
United States	51.8%
United Kingdom	20.5%
Italy	11.2%
Spain	3.9%
France	3.7%
Canada	3.1%
New Zealand	1.4%
Australia	1.0%
Sweden	0.9%
Other Countries	2.5%
Composition including fixed income credit quality
AAA	7.7%
AA	22.0%
A	8.1%
BBB	12.1%
BB	0.6%
U.S. Government	46.4%
Federal Agencies	2.3%
Not Rated	0.7%
Money Market Funds	0.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIAIC-SEM

MFS® Inflation-Adjusted
Bond Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$43	0.86%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	148,187,823	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	102	Average Effective Duration (yrs):	8.5
Portfolio Turnover Rate (%):	14
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.9%
Money Market Funds	0.1%
Issuer country weightings
United States	51.8%
United Kingdom	20.5%
Italy	11.2%
Spain	3.9%
France	3.7%
Canada	3.1%
New Zealand	1.4%
Australia	1.0%
Sweden	0.9%
Other Countries	2.5%
Composition including fixed income credit quality
AAA	7.7%
AA	22.0%
A	8.1%
BBB	12.1%
BB	0.6%
U.S. Government	46.4%
Federal Agencies	2.3%
Not Rated	0.7%
Money Market Funds	0.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIASC-SEM

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$24	0.48%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	282,297,183	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	335	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	30
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Composition including fixed income credit quality
AAA	11.4%
AA	10.8%
A	18.4%
BBB	33.1%
U.S. Government	21.0%
Federal Agencies	0.9%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTIC-SEM

MFS® Limited Maturity Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$36	0.73%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	282,297,183	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	335	Average Effective Duration (yrs):	1.9
Portfolio Turnover Rate (%):	30
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	95.6%
Money Market Funds	4.4%
Composition including fixed income credit quality
AAA	11.4%
AA	10.8%
A	18.4%
BBB	33.1%
U.S. Government	21.0%
Federal Agencies	0.9%
Money Market Funds	4.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTSC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Initial Class	$1	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	822,676,728	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Value Series	9.0%
MFS Research International Portfolio	8.3%
MFS Growth Series	8.2%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Equity Portfolio	3.1%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMAIC-SEM

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
Service Class	$14	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	822,676,728	Portfolio Turnover Rate (%):	1
Total Number of Holdings:	18
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Value Series	9.0%
MFS Research International Portfolio	8.3%
MFS Growth Series	8.2%
MFS Research Series	7.3%
MFS Mid Cap Growth Series	7.1%
MFS Mid Cap Value Portfolio	7.1%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Equity Portfolio	3.1%
MFS Global Real Estate Portfolio	3.0%
MFS Limited Maturity Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS Institutional Money Market Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMASC-SEM

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$41	0.78%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	657,326,392	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.2%
Money Market Funds	4.8%
Equity sectors
Industrials	17.6%
Financials	16.8%
Consumer Discretionary	9.2%
Health Care	9.1%
Information Technology	8.9%
Utilities	7.6%
Real Estate	7.4%
Energy	7.2%
Consumer Staples	5.2%
Materials	4.9%
Communication Services	1.3%
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCIC-SEM

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$54	1.03%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	657,326,392	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	157
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.2%
Money Market Funds	4.8%
Equity sectors
Industrials	17.6%
Financials	16.8%
Consumer Discretionary	9.2%
Health Care	9.1%
Information Technology	8.9%
Utilities	7.6%
Real Estate	7.4%
Energy	7.2%
Consumer Staples	5.2%
Materials	4.9%
Communication Services	1.3%
Top ten holdings
Humana, Inc.	1.4%
Northern Trust Corp.	1.2%
Becton, Dickinson and Co.	1.2%
Targa Resources Corp.	1.1%
Valero Energy Corp.	1.1%
Hartford Insurance Group, Inc.	1.1%
PG&E Corp.	1.1%
Agilent Technologies, Inc.	1.1%
Pulte Homes, Inc.	1.1%
M&T Bank Corp.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCSC-SEM

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.90%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	155,818,263	Portfolio Turnover Rate (%):	27
Total Number of Holdings:	56
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.0%
Money Market Funds	1.5%
Purchased Options	0.5%
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%
Issuer country weightings
United States	67.5%
Australia	8.4%
Japan	7.9%
United Kingdom	6.9%
France	3.4%
Singapore	2.0%
Hong Kong	2.0%
Belgium	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VREIC-SEM

MFS® Global Real
Estate Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.15%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	155,818,263	Portfolio Turnover Rate (%):	27
Total Number of Holdings:	56
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.0%
Money Market Funds	1.5%
Purchased Options	0.5%
Top ten holdings
Prologis, Inc., REIT	7.7%
Equinix, Inc., REIT	5.3%
Simon Property Group, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Goodman Group, REIT	3.7%
Digital Realty Trust, Inc., REIT	3.3%
Mitsubishi Estate Co. Ltd.	2.9%
BXP, Inc., REIT	2.9%
Rexford Industrial Realty, Inc., REIT	2.3%
Janus Living, Inc., "A", REIT	2.3%
Issuer country weightings
United States	67.5%
Australia	8.4%
Japan	7.9%
United Kingdom	6.9%
France	3.4%
Singapore	2.0%
Hong Kong	2.0%
Belgium	1.9%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VRESC-SEM

MFS® Blended Research®
Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

Initial Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.57%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	86,065,068	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	252
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Health Care	18.3%
Industrials	17.6%
Information Technology	17.5%
Financials	17.0%
Consumer Discretionary	8.1%
Energy	4.8%
Real Estate	4.8%
Materials	4.8%
Utilities	2.6%
Communication Services	1.6%
Consumer Staples	1.4%
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCIC-SEM

MFS® Blended Research®
Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

Service Class
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$45	0.82%
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	86,065,068	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	252
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.5%
Money Market Funds	1.5%
Equity sectors
Health Care	18.3%
Industrials	17.6%
Information Technology	17.5%
Financials	17.0%
Consumer Discretionary	8.1%
Energy	4.8%
Real Estate	4.8%
Materials	4.8%
Utilities	2.6%
Communication Services	1.6%
Consumer Staples	1.4%
Top ten holdings
Formfactor, Inc.	2.1%
MYR Group, Inc.	1.8%
Advanced Energy Industries, Inc.	1.6%
UMB Financial Corp.	1.6%
Corsair Gaming, Inc.	1.5%
Popular, Inc.	1.5%
Portland General Electric Co.	1.4%
Bloom Energy Corp.	1.3%
Modine Manufacturing Co.	1.4%
Envista Holdings Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCSC-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Moderate Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 39.8%
MFS Global Governments Portfolio - Initial Class	4,706,765	$40,901,785
MFS Government Securities Portfolio - Initial Class	7,554,441	81,965,683
MFS High Yield Portfolio - Initial Class	7,967,456	41,032,402
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,037,028	40,850,294
MFS Limited Maturity Portfolio - Initial Class	2,382,805	24,614,375
MFS Total Return Bond Series - Initial Class	8,274,971	98,389,405
		$327,753,944
International Equity Funds – 14.5%
MFS International Growth Portfolio - Initial Class	1,384,189	$25,344,511
MFS International Intrinsic Equity Portfolio - Initial Class	651,924	25,314,195
MFS Research International Portfolio - Initial Class	3,022,520	68,550,750
		$119,209,456
Non-Traditional Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	1,773,701	$24,636,703
U.S. Equity Funds – 41.7%
MFS Growth Series - Initial Class	953,503	$67,269,675
MFS Mid Cap Growth Series - Initial Class	6,811,754	58,717,317
MFS Mid Cap Value Portfolio - Initial Class	5,089,861	58,024,413
MFS New Discovery Series - Initial Class (a)	692,523	12,624,688
MFS New Discovery Value Portfolio - Initial Class	1,471,941	12,511,503
MFS Research Series - Initial Class	1,842,086	59,646,757
MFS Value Series - Initial Class	3,111,227	74,140,533
		$342,934,886
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	8,205,885	$8,205,885
Total Mutual Funds (Identified Cost, $655,740,268)		$822,740,874
Other Assets, Less Liabilities – (0.0)%		(64,146)
Net Assets – 100.0%		$822,676,728

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $822,740,874.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VMAFS-SEM
1

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in affiliated issuers, at value (identified cost, $655,740,268)	$822,740,874
Receivables for
Investments sold	460,318
Fund shares sold	103,944
Other assets	1,456
Total assets	$823,306,592
Liabilities
Payables for
Fund shares reacquired	$564,262
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	155
Distribution and/or service fees	11,129
Payable for independent Trustees' compensation	3,021
Accrued expenses and other liabilities	51,201
Total liabilities	$629,864
Net assets	$822,676,728
Net assets consist of
Paid-in capital	$576,401,853
Total distributable earnings (loss)	246,274,875
Net assets	$822,676,728
Shares of beneficial interest outstanding	69,360,800

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,680,201	563,579	$11.85
Service Class	815,996,527	68,797,221	11.86
See Notes to Financial Statements
2

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from affiliated issuers	$178,077
Other	112
Total investment income	$178,189
Expenses
Distribution and/or service fees	$1,020,336
Shareholder servicing costs	11,844
Administrative services fee	8,679
Independent Trustees' compensation	8,918
Custodian fee	6,413
Shareholder communications	7,196
Audit and tax fees	25,038
Legal fees	2,193
Miscellaneous	16,283
Total expenses	$1,106,900
Net investment income (loss)	$(928,711)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$9,187,388
Change in unrealized appreciation or depreciation
Affiliated issuers	$30,368,248
Net realized and unrealized gain (loss)	$39,555,636
Change in net assets from operations	$38,626,925
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(928,711)	$19,984,819
Net realized gain (loss)	9,187,388	64,753,048
Net unrealized gain (loss)	30,368,248	6,270,462
Change in net assets from operations	$38,626,925	$91,008,329
Total distributions to shareholders	$—	$(76,589,603)
Change in net assets from fund share transactions	$(58,746,691)	$(67,229,264)
Total change in net assets	$(20,119,766)	$(52,810,538)
Net assets
At beginning of period	842,796,494	895,607,032
At end of period	$822,676,728	$842,796,494
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.30	$11.16	$10.72	$10.45	$14.48	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.29	$0.23	$0.15	$0.29	$0.25
Net realized and unrealized gain (loss)	0.55	0.94	0.66	1.13	(2.66)	1.34
Total from investment operations	$0.55	$1.23	$0.89	$1.28	$(2.37)	$1.59
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.18)	$(0.30)	$(0.26)	$(0.30)
From net realized gain	—	(0.81)	(0.27)	(0.71)	(1.40)	(0.67)
Total distributions declared to shareholders	$—	$(1.09)	$(0.45)	$(1.01)	$(1.66)	$(0.97)
Net asset value, end of period (x)	$11.85	$11.30	$11.16	$10.72	$10.45	$14.48
Total return (%) (k)(s)(x)	4.87 (n)	11.29	8.31	12.99	(16.76)	11.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.02 (a)	0.02	0.02	0.01	0.01	0.01
Net investment income (loss) (l)	0.02 (a)	2.58	2.04	1.42	2.42	1.74
Portfolio turnover rate	1 (n)	7	2	2	3	2
Net assets at end of period (000 omitted)	$6,680	$6,478	$5,979	$6,790	$7,560	$9,312

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.32	$11.18	$10.73	$10.46	$14.47	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.26	$0.21	$0.14	$0.26	$0.20
Net realized and unrealized gain (loss)	0.55	0.93	0.66	1.11	(2.65)	1.34
Total from investment operations	$0.54	$1.19	$0.87	$1.25	$(2.39)	$1.54
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.15)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	—	(0.81)	(0.27)	(0.71)	(1.40)	(0.67)
Total distributions declared to shareholders	$—	$(1.05)	$(0.42)	$(0.98)	$(1.62)	$(0.93)
Net asset value, end of period (x)	$11.86	$11.32	$11.18	$10.73	$10.46	$14.47
Total return (%) (k)(s)(x)	4.77 (n)	10.96	8.12	12.64	(16.91)	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.27 (a)	0.27	0.27	0.26	0.27	0.26
Net investment income (loss) (l)	(0.23)(a)	2.29	1.85	1.28	2.14	1.38
Portfolio turnover rate	1 (n)	7	2	2	3	2
Net assets at end of period (000 omitted)	$815,997	$836,318	$889,628	$983,721	$998,978	$1,356,886

See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$822,740,874	$—	$—	$822,740,874
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$20,854,261
Long-term capital gains	55,735,342
Total distributions	$76,589,603
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$670,997,044
Gross appreciation	197,246,183
Gross depreciation	(45,502,353)
Net unrealized appreciation (depreciation)	$151,743,830
As of 12/31/25
Undistributed ordinary income	25,767,020
Undistributed long-term capital gain	60,505,348
Net unrealized appreciation (depreciation)	121,375,582
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$574,826
Service Class	—	76,014,777
Total	$—	$76,589,603
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $11,758, which equated to 0.0029% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $86.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0021% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $10,778,895 and $65,903,753, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,523	$40,252	5,911	$67,742
Service Class	1,055,729	12,254,010	548,027	6,183,161
	1,059,252	$12,294,262	553,938	$6,250,903
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	52,304	$574,826
Service Class	—	—	6,897,893	76,014,777
	—	$—	6,950,197	$76,589,603
Shares reacquired
Initial Class	(13,343)	$(153,676)	(20,465)	$(233,449)
Service Class	(6,143,397)	(70,887,277)	(13,150,777)	(149,836,321)
	(6,156,740)	$(71,040,953)	(13,171,242)	$(150,069,770)
Net change
Initial Class	(9,820)	$(113,424)	37,750	$409,119
Service Class	(5,087,668)	(58,633,267)	(5,704,857)	(67,638,383)
	(5,097,488)	$(58,746,691)	(5,667,107)	$(67,229,264)
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $1,891 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$42,292,131	$738,208	$1,603,332	$(433,713)	$(91,509)	$40,901,785
MFS Global Real Estate Portfolio	25,346,704	32,372	3,060,568	565,505	1,752,690	24,636,703
MFS Government Securities Portfolio	83,772,360	2,060,567	4,092,851	(787,850)	1,013,457	81,965,683
MFS Growth Series	69,413,083	739,637	5,667,967	315,561	2,469,361	67,269,675
MFS High Yield Portfolio	42,448,495	648,896	2,536,331	(288,787)	760,129	41,032,402
MFS Inflation-Adjusted Bond Portfolio	42,390,020	478,333	2,124,119	(609,757)	715,817	40,850,294
MFS Institutional Money Market Portfolio	12,768,405	1,257,817	5,818,122	(188)	(2,027)	8,205,885
MFS International Growth Portfolio	26,315,463	308,513	1,860,896	621,716	(40,285)	25,344,511
MFS International Intrinsic Equity Portfolio	26,314,232	177,579	2,526,149	1,348,522	11	25,314,195
MFS Limited Maturity Portfolio	25,442,968	539,151	1,631,556	(767)	264,579	24,614,375
MFS Mid Cap Growth Series	58,334,438	462,518	4,612,578	554	4,532,385	58,717,317
MFS Mid Cap Value Portfolio	58,767,683	337,259	8,187,218	1,935,966	5,170,723	58,024,413
MFS New Discovery Series	12,453,424	70,027	1,880,479	413,163	1,568,553	12,624,688
MFS New Discovery Value Portfolio	12,528,671	68,189	1,904,684	155,140	1,664,187	12,511,503
MFS Research International Portfolio	70,206,919	217,718	8,676,579	3,383,314	3,419,378	68,550,750
MFS Research Series	61,042,656	71,692	5,133,875	417,154	3,249,130	59,646,757
MFS Total Return Bond Series	97,222,058	2,594,096	2,330,943	(316,289)	1,220,483	98,389,405
MFS Value Series	75,810,690	1,234,140	8,073,627	2,468,144	2,701,186	74,140,533
	$842,870,400	$12,036,712	$71,721,874	$9,187,388	$30,368,248	$822,740,874

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	178,077	—
MFS International Growth Portfolio	—	—
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Intrinsic Equity Portfolio	$—	$—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$178,077	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Growth Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.7%
MFS Global Governments Portfolio - Initial Class	1,668,054	$14,495,390
MFS High Yield Portfolio - Initial Class	3,530,443	18,181,783
MFS Inflation-Adjusted Bond Portfolio - Initial Class	2,229,959	18,084,972
MFS Limited Maturity Portfolio - Initial Class	352,087	3,637,055
MFS Total Return Bond Series - Initial Class	1,530,810	18,201,328
		$72,600,528
International Equity Funds – 21.4%
MFS Emerging Markets Equity Portfolio - Initial Class	182,287	$3,766,043
MFS International Growth Portfolio - Initial Class	1,024,715	18,762,537
MFS International Intrinsic Equity Portfolio - Initial Class	480,292	18,649,753
MFS Research International Portfolio - Initial Class	1,673,894	37,963,915
		$79,142,248
Non-Traditional Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,330,523	$18,480,957
U.S. Equity Funds – 52.9%
MFS Growth Series - Initial Class	539,283	$38,046,382
MFS Mid Cap Growth Series - Initial Class	3,948,211	34,033,579
MFS Mid Cap Value Portfolio - Initial Class	2,953,619	33,671,260
MFS New Discovery Series - Initial Class (a)	418,176	7,623,343
MFS New Discovery Value Portfolio - Initial Class	885,789	7,529,207
MFS Research Series - Initial Class	1,056,761	34,217,935
MFS Value Series - Initial Class	1,700,966	40,534,022
		$195,655,728
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	3,736,185	$3,736,185
Total Mutual Funds (Identified Cost, $272,928,569)		$369,615,646
Other Assets, Less Liabilities – (0.0)%		(49,083)
Net Assets – 100.0%		$369,566,563

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $369,615,646.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VGAFS-SEM
1

MFS Growth Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in affiliated issuers, at value (identified cost, $272,928,569)	$369,615,646
Receivables for
Investments sold	589,931
Fund shares sold	13,461
Other assets	791
Total assets	$370,219,829
Liabilities
Payables for
Fund shares reacquired	$607,156
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	92
Distribution and/or service fees	4,981
Payable for independent Trustees' compensation	1,156
Accrued expenses and other liabilities	39,785
Total liabilities	$653,266
Net assets	$369,566,563
Net assets consist of
Paid-in capital	$248,917,064
Total distributable earnings (loss)	120,649,499
Net assets	$369,566,563
Shares of beneficial interest outstanding	32,542,883

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,726,469	329,026	$11.33
Service Class	365,840,094	32,213,857	11.36
See Notes to Financial Statements
2

MFS Growth Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from affiliated issuers	$80,068
Other	55
Total investment income	$80,123
Expenses
Distribution and/or service fees	$435,172
Shareholder servicing costs	6,574
Administrative services fee	8,679
Independent Trustees' compensation	4,217
Custodian fee	2,007
Shareholder communications	3,889
Audit and tax fees	25,038
Legal fees	869
Miscellaneous	14,095
Total expenses	$500,540
Net investment income (loss)	$(420,417)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$450,232
Change in unrealized appreciation or depreciation
Affiliated issuers	$21,966,537
Net realized and unrealized gain (loss)	$22,416,769
Change in net assets from operations	$21,996,352
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(420,417)	$5,583,565
Net realized gain (loss)	450,232	23,715,125
Net unrealized gain (loss)	21,966,537	6,273,788
Change in net assets from operations	$21,996,352	$35,572,478
Total distributions to shareholders	$—	$(19,638,595)
Change in net assets from fund share transactions	$4,708,465	$25,800,048
Total change in net assets	$26,704,817	$41,733,931
Net assets
At beginning of period	342,861,746	301,127,815
At end of period	$369,566,563	$342,861,746
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.64	$10.12	$9.56	$9.35	$13.27	$12.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00 (w)	$0.21	$0.16	$0.13	$0.26	$0.17
Net realized and unrealized gain (loss)	0.69	1.00	0.83	1.21	(2.64)	1.75
Total from investment operations	$0.69	$1.21	$0.99	$1.34	$(2.38)	$1.92
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.12)	$(0.26)	$(0.19)	$(0.23)
From net realized gain	—	(0.53)	(0.31)	(0.87)	(1.35)	(0.80)
Total distributions declared to shareholders	$—	$(0.69)	$(0.43)	$(1.13)	$(1.54)	$(1.03)
Net asset value, end of period (x)	$11.33	$10.64	$10.12	$9.56	$9.35	$13.27
Total return (%) (k)(s)(x)	6.48 (n)	12.18	10.34	15.29	(18.27)	15.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.04 (a)	0.04	0.04	0.03	0.04	0.03
Net investment income (loss) (l)	0.01 (a)	1.97	1.54	1.32	2.37	1.31
Portfolio turnover rate	3 (n)	10	12	9	2	2
Net assets at end of period (000 omitted)	$3,726	$3,515	$3,297	$3,311	$2,817	$4,564

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.68	$10.16	$9.60	$9.38	$13.30	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.18	$0.14	$0.10	$0.23	$0.14
Net realized and unrealized gain (loss)	0.69	1.01	0.83	1.22	(2.64)	1.76
Total from investment operations	$0.68	$1.19	$0.97	$1.32	$(2.41)	$1.90
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.10)	$(0.23)	$(0.16)	$(0.20)
From net realized gain	—	(0.53)	(0.31)	(0.87)	(1.35)	(0.80)
Total distributions declared to shareholders	$—	$(0.67)	$(0.41)	$(1.10)	$(1.51)	$(1.00)
Net asset value, end of period (x)	$11.36	$10.68	$10.16	$9.60	$9.38	$13.30
Total return (%) (k)(s)(x)	6.37 (n)	11.87	10.05	15.03	(18.50)	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.29 (a)	0.29	0.29	0.28	0.29	0.28
Net investment income (loss) (l)	(0.24)(a)	1.76	1.34	1.04	2.10	1.09
Portfolio turnover rate	3 (n)	10	12	9	2	2
Net assets at end of period (000 omitted)	$365,840	$339,347	$297,831	$280,875	$258,142	$352,021

See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$369,615,646	$—	$—	$369,615,646
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$5,493,010
Long-term capital gains	14,145,585
Total distributions	$19,638,595
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$279,048,321
Gross appreciation	94,702,281
Gross depreciation	(4,134,956)
Net unrealized appreciation (depreciation)	$90,567,325
As of 12/31/25
Undistributed ordinary income	6,308,706
Undistributed long-term capital gain	23,743,653
Net unrealized appreciation (depreciation)	68,600,788
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$216,597
Service Class	—	19,421,998
Total	$—	$19,638,595
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $6,486, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $88.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0049% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $15,035,953 and $9,305,539, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,752	$19,124	3,511	$36,844
Service Class	1,976,192	21,510,519	4,388,034	46,405,444
	1,977,944	$21,529,643	4,391,545	$46,442,288
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	20,968	$216,597
Service Class	—	—	1,871,098	19,421,998
	—	$—	1,892,066	$19,638,595
Shares reacquired
Initial Class	(3,104)	$(33,908)	(19,769)	$(212,214)
Service Class	(1,530,078)	(16,787,270)	(3,796,799)	(40,068,621)
	(1,533,182)	$(16,821,178)	(3,816,568)	$(40,280,835)
Net change
Initial Class	(1,352)	$(14,784)	4,710	$41,227
Service Class	446,114	4,723,249	2,462,333	25,758,821
	444,762	$4,708,465	2,467,043	$25,800,048
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $776 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,529,303	$20,966	$375,394	$106,622	$484,546	$3,766,043
MFS Global Governments Portfolio	13,728,605	1,011,538	67,341	(17,224)	(160,188)	14,495,390
MFS Global Real Estate Portfolio	17,154,127	223,081	525,674	28,117	1,601,306	18,480,957
MFS Growth Series	35,073,303	3,080,744	1,813,422	63,793	1,641,964	38,046,382
MFS High Yield Portfolio	17,208,115	952,770	181,516	(22,910)	225,324	18,181,783
MFS Inflation-Adjusted Bond Portfolio	17,186,321	1,014,544	152,963	(43,029)	80,099	18,084,972
MFS Institutional Money Market Portfolio	5,165,742	2,719,470	4,148,100	95	(1,022)	3,736,185
MFS International Growth Portfolio	17,580,310	990,278	208,265	11,376	388,838	18,762,537
MFS International Intrinsic Equity Portfolio	17,620,228	528,783	405,428	44,279	861,891	18,649,753
MFS Limited Maturity Portfolio	3,439,303	208,745	48,422	(855)	38,284	3,637,055
MFS Mid Cap Growth Series	30,694,993	1,672,564	965,235	1,015	2,630,242	34,033,579
MFS Mid Cap Value Portfolio	30,766,478	204,143	1,187,273	48,855	3,839,057	33,671,260
MFS New Discovery Series	6,808,011	193,605	528,119	68,750	1,081,096	7,623,343
MFS New Discovery Value Portfolio	6,823,535	56,346	382,206	11,147	1,020,385	7,529,207
MFS Research International Portfolio	35,332,818	338,097	1,238,053	107,438	3,423,615	37,963,915
MFS Research Series	31,656,467	1,200,111	685,809	22,175	2,024,991	34,217,935
MFS Total Return Bond Series	15,444,378	2,607,885	3,067	(448)	152,580	18,201,328
MFS Value Series	37,685,056	731,753	537,352	21,036	2,633,529	40,534,022
	$342,897,093	$17,755,423	$13,453,639	$450,232	$21,966,537	$369,615,646

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	80,068	—
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Growth Portfolio	$—	$—
MFS International Intrinsic Equity Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$80,068	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Conservative Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 59.9%
MFS Global Governments Portfolio - Initial Class	1,966,704	$17,090,656
MFS Government Securities Portfolio - Initial Class	1,969,189	21,365,702
MFS High Yield Portfolio - Initial Class	2,079,107	10,707,402
MFS Inflation-Adjusted Bond Portfolio - Initial Class	2,635,115	21,370,783
MFS Limited Maturity Portfolio - Initial Class	2,279,506	23,547,290
MFS Total Return Bond Series - Initial Class	2,875,011	34,183,881
		$128,265,714
International Equity Funds – 9.5%
MFS International Growth Portfolio - Initial Class	246,000	$4,504,258
MFS International Intrinsic Equity Portfolio - Initial Class	115,585	4,488,180
MFS Research International Portfolio - Initial Class	501,637	11,377,128
		$20,369,566
Non-Traditional Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	307,000	$4,264,233
U.S. Equity Funds – 27.6%
MFS Growth Series - Initial Class	158,583	$11,188,058
MFS Mid Cap Growth Series - Initial Class	1,009,949	8,705,756
MFS Mid Cap Value Portfolio - Initial Class	755,024	8,607,272
MFS New Discovery Series - Initial Class (a)	119,555	2,179,494
MFS New Discovery Value Portfolio - Initial Class	254,079	2,159,673
MFS Research Series - Initial Class	414,565	13,423,600
MFS Value Series - Initial Class	540,499	12,880,101
		$59,143,954
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	2,146,422	$2,146,422
Total Mutual Funds (Identified Cost, $190,507,853)		$214,189,889
Other Assets, Less Liabilities – (0.0)%		(44,592)
Net Assets – 100.0%		$214,145,297

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $214,189,889.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VCAFS-SEM
1

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in affiliated issuers, at value (identified cost, $190,507,853)	$214,189,889
Receivables for
Investments sold	263,053
Other assets	580
Total assets	$214,453,522
Liabilities
Payables for
Fund shares reacquired	$263,634
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	53
Distribution and/or service fees	2,904
Payable for independent Trustees' compensation	1,097
Accrued expenses and other liabilities	40,441
Total liabilities	$308,225
Net assets	$214,145,297
Net assets consist of
Paid-in capital	$178,614,266
Total distributable earnings (loss)	35,531,031
Net assets	$214,145,297
Shares of beneficial interest outstanding	21,045,764

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,784,243	176,435	$10.11
Service Class	212,361,054	20,869,329	10.18
See Notes to Financial Statements
2

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from affiliated issuers	$45,115
Other	41
Total investment income	$45,156
Expenses
Distribution and/or service fees	$270,406
Shareholder servicing costs	3,980
Administrative services fee	8,679
Independent Trustees' compensation	3,169
Custodian fee	1,361
Shareholder communications	4,271
Audit and tax fees	25,038
Legal fees	646
Miscellaneous	13,631
Total expenses	$331,181
Net investment income (loss)	$(286,025)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,449,837
Change in unrealized appreciation or depreciation
Affiliated issuers	$5,792,539
Net realized and unrealized gain (loss)	$7,242,376
Change in net assets from operations	$6,956,351
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$(286,025)	$6,532,423
Net realized gain (loss)	1,449,837	10,563,616
Net unrealized gain (loss)	5,792,539	4,988,164
Change in net assets from operations	$6,956,351	$22,084,203
Total distributions to shareholders	$—	$(16,502,714)
Change in net assets from fund share transactions	$(19,728,633)	$(28,045,479)
Total change in net assets	$(12,772,282)	$(22,463,990)
Net assets
At beginning of period	226,917,579	249,381,569
At end of period	$214,145,297	$226,917,579
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.79	$9.60	$9.33	$9.12	$12.02	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.30	$0.25	$0.17	$0.21	$0.23
Net realized and unrealized gain (loss)	0.32	0.63	0.30	0.73	(2.03)	0.60
Total from investment operations	$0.32	$0.93	$0.55	$0.90	$(1.82)	$0.83
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.19)	$(0.28)	$(0.25)	$(0.29)
From net realized gain	—	(0.45)	(0.09)	(0.41)	(0.83)	(0.47)
Total distributions declared to shareholders	$—	$(0.74)	$(0.28)	$(0.69)	$(1.08)	$(0.76)
Net asset value, end of period (x)	$10.11	$9.79	$9.60	$9.33	$9.12	$12.02
Total return (%) (k)(s)(x)	3.27 (n)	10.00	5.86	10.42	(15.39)	7.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.06 (a)	0.05	0.05	0.03	0.03	0.03
Net investment income (loss) (l)	(0.01)(a)	3.06	2.56	1.82	2.05	1.90
Portfolio turnover rate	1 (n)	7	2	3	3	1
Net assets at end of period (000 omitted)	$1,784	$1,810	$1,754	$1,734	$1,756	$3,278

Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.86	$9.66	$9.38	$9.17	$12.06	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.27	$0.22	$0.14	$0.23	$0.19
Net realized and unrealized gain (loss)	0.33	0.65	0.31	0.73	(2.07)	0.60
Total from investment operations	$0.32	$0.92	$0.53	$0.87	$(1.84)	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.16)	$(0.25)	$(0.22)	$(0.25)
From net realized gain	—	(0.45)	(0.09)	(0.41)	(0.83)	(0.47)
Total distributions declared to shareholders	$—	$(0.72)	$(0.25)	$(0.66)	$(1.05)	$(0.72)
Net asset value, end of period (x)	$10.18	$9.86	$9.66	$9.38	$9.17	$12.06
Total return (%) (k)(s)(x)	3.25 (n)	9.72	5.65	10.03	(15.53)	6.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.31 (a)	0.30	0.30	0.28	0.28	0.28
Net investment income (loss) (l)	(0.26)(a)	2.74	2.26	1.53	2.29	1.60
Portfolio turnover rate	1 (n)	7	2	3	3	1
Net assets at end of period (000 omitted)	$212,361	$225,108	$247,627	$279,516	$298,760	$398,737

See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)
Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$214,189,889	$—	$—	$214,189,889
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$6,851,671
Long-term capital gains	9,651,043
Total distributions	$16,502,714
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$197,691,307
Gross appreciation	27,910,430
Gross depreciation	(11,411,848)
Net unrealized appreciation (depreciation)	$16,498,582
As of 12/31/25
Undistributed ordinary income	7,763,943
Undistributed long-term capital gain	10,104,696
Net unrealized appreciation (depreciation)	10,706,041
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$130,458
Service Class	—	16,372,256
Total	$—	$16,502,714
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $3,912, which equated to 0.0036% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $68.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0080% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $1,150,232 and $19,878,320, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	163	$1,608	2,041	$20,465
Service Class	126,705	1,256,649	544,596	5,338,196
	126,868	$1,258,257	546,637	$5,358,661
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	13,689	$130,458
Service Class	—	—	1,703,669	16,372,256
	—	$—	1,717,358	$16,502,714
Shares reacquired
Initial Class	(8,660)	$(85,687)	(13,519)	$(131,348)
Service Class	(2,089,725)	(20,901,203)	(5,043,744)	(49,775,506)
	(2,098,385)	$(20,986,890)	(5,057,263)	$(49,906,854)
Net change
Initial Class	(8,497)	$(84,079)	2,211	$19,575
Service Class	(1,963,020)	(19,644,554)	(2,795,479)	(28,065,054)
	(1,971,517)	$(19,728,633)	(2,793,268)	$(28,045,479)
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $510 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$18,181,360	$48,167	$925,301	$(241,082)	$27,512	$17,090,656
MFS Global Real Estate Portfolio	4,531,432	41,751	721,402	79,597	332,855	4,264,233
MFS Government Securities Portfolio	22,716,204	60,136	1,477,371	(307,173)	373,906	21,365,702
MFS Growth Series	11,877,719	162,669	1,328,127	72,095	403,702	11,188,058
MFS High Yield Portfolio	11,380,940	7,064	808,210	(82,494)	210,102	10,707,402
MFS Inflation-Adjusted Bond Portfolio	22,751,772	85,702	1,536,443	(401,225)	470,977	21,370,783
MFS Institutional Money Market Portfolio	3,432,590	303,396	1,588,994	19	(589)	2,146,422
MFS International Growth Portfolio	4,787,070	68,700	460,363	166,999	(58,148)	4,504,258
MFS International Intrinsic Equity Portfolio	4,784,264	69,518	614,121	311,596	(63,077)	4,488,180
MFS Limited Maturity Portfolio	25,037,650	50,224	1,799,496	9,871	249,041	23,547,290
MFS Mid Cap Growth Series	9,021,788	74,784	1,073,133	(4,361)	686,678	8,705,756
MFS Mid Cap Value Portfolio	9,045,829	88,765	1,611,007	399,279	684,406	8,607,272
MFS New Discovery Series	2,250,082	20,843	442,323	115,210	235,682	2,179,494
MFS New Discovery Value Portfolio	2,256,440	26,648	446,721	45,900	277,406	2,159,673
MFS Research International Portfolio	11,979,575	125,636	1,885,691	705,892	451,716	11,377,128
MFS Research Series	14,148,945	46,650	1,613,950	127,691	714,264	13,423,600
MFS Total Return Bond Series	35,193,708	88,220	1,421,242	(182,233)	505,428	34,183,881
MFS Value Series	13,583,831	84,755	1,713,419	634,256	290,678	12,880,101
	$226,961,199	$1,453,628	$21,467,314	$1,449,837	$5,792,539	$214,189,889

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	45,115	—
MFS International Growth Portfolio	—	—
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Intrinsic Equity Portfolio	$—	$—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$45,115	$—
13

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
14

MFS Mid Cap Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 1.8%
KBR, Inc.	66,562	$2,298,386
L3Harris Technologies, Inc.	18,504	5,377,077
Leidos Holdings, Inc.	26,366	2,714,907
Standard Aero, Inc. (a)	43,067	1,288,134
		$11,678,504
Alcoholic Beverages – 0.8%
Brown-Forman Corp., “B”	98,230	$2,617,829
Pernod Ricard S.A.	39,954	2,915,301
		$5,533,130
Apparel, Footwear, & Accessories – 0.4%
Birkenstock Holding PLC (a)(l)	60,776	$2,615,191
Auto & Auto Components – 2.1%
Aptiv PLC (a)	77,017	$4,727,304
General Motors Co.	42,652	3,287,616
Group 1 Automotive, Inc.	8,418	2,451,069
LKQ Corp.	127,161	3,348,149
		$13,814,138
Brokerage & Asset Managers – 3.0%
Carlyle Group, Inc.	64,281	$2,706,873
Northern Trust Corp.	47,909	8,328,501
Raymond James Financial, Inc.	43,402	6,598,406
TPG, Inc.	52,106	2,112,898
		$19,746,678
Business Services – 2.5%
Cognizant Technology Solutions Corp., “A”	47,731	$1,848,622
CoStar Group, Inc. (a)	72,406	2,050,538
Fidelity National Information Services, Inc.	73,956	2,875,409
Global Payments, Inc.	68,120	4,942,787
TransUnion	61,551	4,440,289
		$16,157,645
Chemicals – 2.2%
Ashland, Inc.	47,484	$3,128,721
DuPont de Nemours, Inc.	23,206	3,147,662
Eastman Chemical Co.	58,548	3,921,545
Qnity Electronics, Inc.	24,690	4,032,124
		$14,230,052
Construction – 7.1%
Allegion PLC	38,797	$5,450,591
Builders FirstSource, Inc. (a)	22,581	2,020,548
Equity Lifestyle Properties, Inc., REIT	72,738	4,687,964
Essex Property Trust, Inc., REIT	15,605	4,550,262
Ferguson Enterprises, Inc.	17,830	4,231,594
James Hardie Industries PLC (a)	129,234	3,383,346
VMCFS-SEM
1

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	28,950	$4,022,313
Mohawk Industries, Inc. (a)	28,902	3,506,680
Otis Worldwide Corp.	44,994	3,221,570
Pulte Homes, Inc.	51,354	7,046,282
Stanley Black & Decker, Inc.	46,896	4,413,851
		$46,535,001
Consumer Products – 1.7%
International Flavors & Fragrances, Inc.	52,189	$4,134,413
Kenvue, Inc.	293,919	5,616,792
Newell Brands, Inc.	247,660	1,520,632
		$11,271,837
Containers – 1.1%
Amcor PLC	78,907	$3,420,618
Avery Dennison Corp.	22,008	3,572,999
		$6,993,617
Diversified Financial Services – 0.9%
London Stock Exchange Group PLC	21,854	$2,366,020
SLM Corp.	134,635	3,492,432
		$5,858,452
Electrical Equipment – 1.7%
Hubbell, Inc.	9,515	$4,978,248
nVent Electric PLC	18,656	3,164,244
TE Connectivity PLC	14,903	3,004,594
		$11,147,086
Energy - Independent – 4.1%
Diamondback Energy, Inc.	32,442	$5,702,655
Expand Energy Corp.	62,955	5,740,867
Peabody Energy Corp.	62,178	1,437,555
Permian Resources Corp.	359,641	6,620,991
Valero Energy Corp.	29,335	7,640,007
		$27,142,075
Energy - Renewables – 0.4%
Innio N.V. (a)	71,650	$2,833,757
Engineering - Construction – 0.7%
Jacobs Solutions, Inc.	37,126	$4,677,876
Entertainment & Leisure – 0.7%
Brunswick Corp.	54,969	$4,630,589
Food & Beverages – 1.3%
Campbell Soup Co. (l)	64,798	$1,443,051
Ingredion, Inc.	30,556	2,893,959
Tyson Foods, Inc., “A”	72,056	4,125,206
		$8,462,216
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	201,628	$2,728,027
2

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.4%
International Paper Co.	78,820	$3,003,042
Hardware, Peripherals, & Assembly – 2.7%
CDW Corp.	21,430	$3,013,915
Coherent Corp. (a)	15,062	5,941,507
Hewlett Packard Enterprise	120,312	5,427,274
Zebra Technologies Corp., “A” (a)	12,552	3,304,440
		$17,687,136
Health Maintenance Organizations – 1.4%
Humana, Inc.	22,808	$9,059,794
Insurance – 7.4%
American International Group, Inc.	62,373	$4,648,660
Assurant, Inc.	26,026	6,988,762
Brown & Brown, Inc.	60,447	3,877,675
Corebridge Financial, Inc.	137,223	3,928,695
Equitable Holdings, Inc.	49,843	2,187,111
Everest Group Ltd.	10,889	3,889,877
Hanover Insurance Group, Inc.	10,710	2,293,225
Hartford Insurance Group, Inc.	55,241	7,320,537
Lincoln National Corp.	103,093	3,644,338
Voya Financial, Inc.	49,919	4,519,167
Willis Towers Watson PLC	21,222	5,546,794
		$48,844,841
Interactive Media Services – 0.3%
Pinterest, Inc. (a)	111,598	$2,346,906
Machinery & Tools – 5.3%
AGCO Corp.	42,293	$5,062,472
Flowserve Corp.	55,555	4,119,959
Ingersoll Rand, Inc.	44,196	3,623,630
ITT, Inc.	16,238	3,211,227
Nordson Corp.	4,440	1,339,504
PACCAR, Inc.	34,047	4,089,726
Pentair PLC	50,405	3,864,047
Terex Corp.	36,512	2,643,104
Wabtec Corp.	24,531	6,613,557
		$34,567,226
Media – 1.0%
Nexstar Media Group, Inc.	18,835	$3,363,742
Omnicom Group, Inc.	42,507	3,095,785
		$6,459,527
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	16,452	$4,655,587
ICON PLC (a)	18,887	3,280,861
Labcorp Holdings, Inc.	15,499	4,339,720
Minimed Group, Inc. (a)(l)	160,653	2,401,762
Universal Health Services, Inc.	20,228	3,007,701
Ventas, Inc., REIT	62,613	5,560,035
		$23,245,666
3

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 4.5%
Agilent Technologies, Inc.	53,947	$7,165,780
Becton, Dickinson and Co.	51,996	7,868,555
Cooper Companies, Inc. (a)	35,833	2,569,584
Medline, Inc., “A” (a)	64,817	2,556,382
STERIS PLC	21,575	4,543,048
Waters Corp. (a)	12,967	4,863,144
		$29,566,493
Metals & Mining – 0.9%
Nucor Corp.	26,038	$5,799,964
Natural Gas - Pipeline – 1.9%
Plains GP Holdings LP (l)	189,934	$4,609,698
Targa Resources Corp.	28,597	7,668,000
		$12,277,698
Non-Global Systemically Important Banks – 4.8%
Columbia Banking System, Inc.	104,406	$3,346,212
East West Bancorp, Inc.	39,907	5,151,595
Fifth Third Bancorp	93,836	5,289,535
M&T Bank Corp.	29,569	7,037,718
Prosperity Bancshares, Inc.	39,593	2,891,477
Regions Financial Corp.	187,221	5,654,074
Synchrony Financial	29,572	2,248,951
		$31,619,562
Oil Services – 1.4%
Baker Hughes Co.	62,513	$3,469,471
TechnipFMC PLC	86,016	5,702,861
		$9,172,332
Pharmaceuticals & Biotechnology – 0.8%
Biogen, Inc. (a)	16,066	$3,471,220
BioNTech SE, ADR (a)	18,853	1,754,272
		$5,225,492
Pollution Control – 1.0%
GFL Environmental, Inc.	171,072	$6,293,739
Real Estate – 2.5%
Brixmor Property Group, Inc., REIT	175,468	$5,532,506
Jones Lang LaSalle, Inc. (a)	17,552	5,440,242
W.P. Carey, Inc., REIT	73,752	5,273,268
		$16,246,016
Real Estate - Storage & Office – 1.3%
Extra Space Storage, Inc., REIT	40,682	$5,911,095
Rexford Industrial Realty, Inc., REIT	76,248	2,554,308
		$8,465,403
Restaurants – 3.0%
Aramark	109,052	$6,205,059
Darden Restaurants, Inc.	16,252	3,348,074
SYSCO Corp.	56,208	4,697,865
4

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – continued
U.S. Foods Holding Corp. (a)	55,999	$5,725,898
		$19,976,896
Retail & E-commerce – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	32,155	$2,804,559
Gap, Inc.	60,842	1,136,528
Ross Stores, Inc.	20,542	4,372,365
		$8,313,452
Semiconductor & Electronic Components – 3.3%
Entegris, Inc.	25,414	$4,570,962
Flex Ltd. (a)	37,877	6,138,725
MACOM Technology Solutions Holdings, Inc. (a)	8,286	3,151,746
NXP Semiconductors N.V.	19,346	5,436,806
Skyworks Solutions, Inc.	33,016	2,238,485
		$21,536,724
Software – 1.8%
Check Point Software Technologies Ltd. (a)	18,877	$2,481,004
Guidewire Software, Inc. (a)	29,681	3,652,247
Pegasystems, Inc.	67,664	2,027,890
Tyler Technologies, Inc. (a)	13,533	3,957,861
		$12,119,002
Transportation & Logistics – 1.8%
FedEx Corp.	10,040	$3,143,825
FedEx Freight Holding Co., Inc. (a)	21,733	3,281,683
J.B. Hunt Transport Services, Inc.	18,250	5,282,098
		$11,707,606
Travel, Gaming, & Lodging – 4.8%
Alaska Air Group, Inc. (a)	68,810	$3,591,882
Brightstar Lottery PLC	157,539	1,688,818
Delta Air Lines, Inc.	51,321	4,806,725
Hyatt Hotels Corp.	30,773	5,965,038
Southwest Airlines Co.	81,921	4,212,378
VICI Properties, Inc., REIT	165,065	4,382,476
Viking Holdings Ltd. (a)	64,695	6,771,625
		$31,418,942
Utilities – 7.8%
Alliant Energy Corp.	87,860	$6,702,839
Atmos Energy Corp.	25,354	4,367,734
CenterPoint Energy, Inc.	115,767	5,098,379
CMS Energy Corp.	81,389	6,226,258
Evergy, Inc.	42,562	3,678,634
PG&E Corp.	433,768	7,295,978
Pinnacle West Capital Corp.	50,880	5,444,160
Public Service Enterprise Group, Inc.	75,831	6,154,444
Sempra	54,321	5,036,100
Talen Energy Corp. (a)	3,675	1,412,155
		$51,416,681
Total Common Stocks (Identified Cost, $472,098,469)		$642,426,011
5

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.5%
Aerospace & Defense – 0.5%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $2,454,000)	49,080	$3,303,084
Mutual Funds (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $25,178,720)	25,178,078	$25,178,078
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $7,235,050)	7,235,050	$7,235,050
Other Assets, Less Liabilities – (3.2)%		(20,815,831)
Net Assets – 100.0%		$657,326,392

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $25,178,078 and
$652,964,145, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $7,015,321 of securities on loan (identified cost, $481,787,519)	$652,964,145
Investments in affiliated issuers, at value (identified cost, $25,178,720)	25,178,078
Cash	332,477
Receivables for
Investments sold	8,439,637
Fund shares sold	598,790
Interest and dividends	866,439
Other assets	1,193
Total assets	$688,380,759
Liabilities
Payables for
Investments purchased	$22,923,450
Fund shares reacquired	797,761
Collateral for securities loaned, at value	7,235,050
Payable to affiliates
Investment adviser	26,517
Administrative services fee	544
Shareholder servicing costs	270
Distribution and/or service fees	4,711
Payable for independent Trustees' compensation	1,806
Accrued expenses and other liabilities	64,258
Total liabilities	$31,054,367
Net assets	$657,326,392
Net assets consist of
Paid-in capital	$393,726,176
Total distributable earnings (loss)	263,600,216
Net assets	$657,326,392
Shares of beneficial interest outstanding	58,248,528

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$313,238,226	27,471,807	$11.40
Service Class	344,088,166	30,776,721	11.18
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$6,048,295
Dividends from affiliated issuers	234,187
Income on securities loaned	29,625
Other	5,388
Foreign taxes withheld	(6,108)
Total investment income	$6,311,387
Expenses
Management fee	$2,306,646
Distribution and/or service fees	398,102
Shareholder servicing costs	16,033
Administrative services fee	46,757
Independent Trustees' compensation	6,603
Custodian fee	15,079
Shareholder communications	4,723
Audit and tax fees	36,082
Legal fees	1,508
Miscellaneous	16,632
Total expenses	$2,848,165
Reduction of expenses by investment adviser	(42,228)
Net expenses	$2,805,937
Net investment income (loss)	$3,505,450
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$50,053,630
Affiliated issuers	(126)
Foreign currency	1,001
Net realized gain (loss)	$50,054,505
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$21,349,539
Affiliated issuers	(1,483)
Translation of assets and liabilities in foreign currencies	(657)
Net unrealized gain (loss)	$21,347,399
Net realized and unrealized gain (loss)	$71,401,904
Change in net assets from operations	$74,907,354
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$3,505,450	$6,459,531
Net realized gain (loss)	50,054,505	35,577,841
Net unrealized gain (loss)	21,347,399	(7,511,805)
Change in net assets from operations	$74,907,354	$34,525,567
Total distributions to shareholders	$—	$(58,166,796)
Change in net assets from fund share transactions	$(11,751,114)	$70,358,701
Total change in net assets	$63,156,240	$46,717,472
Net assets
At beginning of period	594,170,152	547,452,680
At end of period	$657,326,392	$594,170,152
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.11	$10.59	$9.83	$9.19	$11.09	$8.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.12	$0.13	$0.14	$0.10
Net realized and unrealized gain (loss)	1.22	0.47	1.22	1.00	(1.10)	2.55
Total from investment operations	$1.29	$0.60	$1.34	$1.13	$(0.96)	$2.65
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.13)	$(0.17)	$(0.10)	$(0.08)
From net realized gain	—	(0.97)	(0.45)	(0.32)	(0.84)	(0.07)
Total distributions declared to shareholders	$—	$(1.08)	$(0.58)	$(0.49)	$(0.94)	$(0.15)
Net asset value, end of period (x)	$11.40	$10.11	$10.59	$9.83	$9.19	$11.09
Total return (%) (k)(r)(s)(x)	12.76 (n)	5.98	13.75	12.73	(8.79)	30.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80 (a)	0.80	0.80	0.80	0.80	0.80
Expenses after expense reductions	0.78 (a)	0.79	0.78	0.78	0.79	0.79
Net investment income (loss)	1.27 (a)	1.26	1.16	1.43	1.45	0.97
Portfolio turnover rate	18 (n)	24	27	24	21	26
Net assets at end of period (000 omitted)	$313,238	$286,263	$277,830	$264,612	$246,813	$316,524

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.93	$10.42	$9.68	$9.06	$10.95	$8.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss)	1.20	0.47	1.20	0.97	(1.09)	2.52
Total from investment operations	$1.25	$0.57	$1.30	$1.08	$(0.97)	$2.59
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.11)	$(0.14)	$(0.08)	$(0.07)
From net realized gain	—	(0.97)	(0.45)	(0.32)	(0.84)	(0.07)
Total distributions declared to shareholders	$—	$(1.06)	$(0.56)	$(0.46)	$(0.92)	$(0.14)
Net asset value, end of period (x)	$11.18	$9.93	$10.42	$9.68	$9.06	$10.95
Total return (%) (k)(r)(s)(x)	12.59 (n)	5.75	13.52	12.39	(9.00)	30.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05 (a)	1.05	1.05	1.05	1.05	1.05
Expenses after expense reductions	1.03 (a)	1.04	1.03	1.03	1.04	1.04
Net investment income (loss)	1.02 (a)	1.01	0.92	1.19	1.24	0.74
Portfolio turnover rate	18 (n)	24	27	24	21	26
Net assets at end of period (000 omitted)	$344,088	$307,907	$269,622	$229,246	$200,016	$227,898

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$645,729,095	$—	$—	$645,729,095
Investment Companies	32,413,128	—	—	32,413,128
Total	$678,142,223	$—	$—	$678,142,223
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $7,015,321.  The fair value of the fund's investment securities on loan and a related liability of $7,235,050 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$9,365,924
Long-term capital gains	48,800,872
Total distributions	$58,166,796
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$510,780,872
Gross appreciation	194,428,909
Gross depreciation	(27,067,558)
Net unrealized appreciation (depreciation)	$167,361,351
As of 12/31/25
Undistributed ordinary income	6,829,837
Undistributed long-term capital gain	34,566,863
Other temporary differences	1,566
Net unrealized appreciation (depreciation)	147,294,596
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$28,617,950
Service Class	—	29,548,846
Total	$—	$58,166,796
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $42,228, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $15,189, which equated to 0.0049% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $844.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $165,648. The sales transactions resulted in net realized gains (losses) of $62,959.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $5,290, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $109,473,263 and $121,536,750, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,194,455	$23,276,775	5,245,233	$53,286,742
Service Class	2,892,055	30,400,250	6,870,903	69,854,341
	5,086,510	$53,677,025	12,116,136	$123,141,083
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,908,328	$28,617,950
Service Class	—	—	3,055,723	29,548,846
	—	$—	5,964,051	$58,166,796
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(3,035,150)	$(32,630,990)	(6,073,327)	$(62,758,264)
Service Class	(3,134,991)	(32,797,149)	(4,782,324)	(48,190,914)
	(6,170,141)	$(65,428,139)	(10,855,651)	$(110,949,178)
Net change
Initial Class	(840,695)	$(9,354,215)	2,080,234	$19,146,428
Service Class	(242,936)	(2,396,899)	5,144,302	51,212,273
	(1,083,631)	$(11,751,114)	7,224,536	$70,358,701
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 9%, 5%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $1,361 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,328,414	$59,007,004	$40,155,731	$(126)	$(1,483)	$25,178,078

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$234,187	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Inflation-Adjusted Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 99.6%
Asset-Backed & Securitized – 2.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.098%, 11/15/2054 (i)		$2,043,239	$63,882
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.305% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)		300,000	300,589
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.287%, 7/15/2054 (i)		1,851,332	81,259
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.658%, 2/15/2054 (i)		1,251,750	69,985
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.352%, 2/15/2054 (i)		4,132,119	169,867
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.195%, 3/15/2054 (i)		2,323,893	81,642
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.347%, 7/15/2054 (i)		3,129,736	132,831
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.328%, 8/15/2054 (i)		3,732,085	165,531
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)		3,164,638	143,148
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.121%, 6/15/2064 (i)		1,188,902	46,181
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)		1,437,513	62,302
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.256%, 6/15/2054 (i)		1,790,154	60,949
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)		375,426	369,828
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)		625,000	625,104
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.777% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)		752,091	753,734
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)		406,375	406,375
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.617%, 8/15/2054 (i)		1,297,824	75,915
			$3,609,122
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$295,931
Emerging Market Sovereign – 2.6%
Czech Republic, 2%, 10/13/2033	CZK	16,000,000	$641,850
Oriental Republic of Uruguay, 3.7%, 6/26/2037	UYU	35,274,486	947,089
Republic of Chile, 4.7%, 9/01/2030	CLP	1,000,000,000	1,070,500
Republic of Peru, 6.85%, 8/12/2035	PEN	1,000,000	307,082
Republic of South Africa, 8.875%, 2/28/2035	ZAR	13,000,000	822,140
			$3,788,661
International Market Sovereign – 45.5%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	1,762,121	$1,080,199
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		605,356	344,987
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	4,715,573	3,866,786
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,056,046	683,479
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	3,330,763	2,001,164
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030 (n)	EUR	882,627	1,013,242
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		1,922,245	2,128,450
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,108,221	2,540,344
Kingdom of Sweden, Inflation Linked Bond, 0.125%, 6/01/2032	SEK	13,389,236	1,331,896
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030 (n)	EUR	647,241	733,309
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		2,723,553	2,920,682
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047 (n)		512,717	391,443
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		2,135,702	1,441,843
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032 (n)		10,388,241	11,941,355
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041 (n)		3,170,019	3,912,408
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,054,638	729,579
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	1,696,558	2,213,099
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		2,604,088	3,312,849
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,628,456	3,612,193
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,452,599	4,230,726
VIAFS-SEM
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040	GBP	4,044,050	$4,425,221
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,418,546	2,517,701
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		511,114	465,356
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,178,305	1,018,973
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,578,953	2,512,274
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		388,378	341,296
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,542,379	2,005,530
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		735,227	753,472
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,303,164	896,097
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,131,643	822,660
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		604,652	373,029
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,128,521	680,413
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		228,490	142,857
			$67,384,912
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$492,201
Mortgage-Backed – 2.3%
Fannie Mae, 4.5%, 3/15/2048 (i)		$96,385	$21,972
Fannie Mae, 4%, 9/25/2050 (i)		207,148	39,540
Fannie Mae, 2.5%, 2/25/2051 (i)		136,322	18,675
Fannie Mae, 5.078%, 11/25/2053		155,193	158,632
Fannie Mae, 5.027%, 12/25/2054		207,251	209,421
Freddie Mac, 0.6%, 5/25/2029 (i)		2,535,428	28,779
Freddie Mac, 1.004%, 7/25/2029 (i)		1,264,362	29,408
Freddie Mac, 0.733%, 1/25/2030 (i)		741,183	13,788
Freddie Mac, 1.913%, 4/25/2030 (i)		564,669	34,701
Freddie Mac, 1.769%, 5/25/2030 (i)		1,221,668	72,903
Freddie Mac, 1.261%, 9/25/2030 (i)		646,322	28,438
Freddie Mac, 0.8%, 12/25/2030 (i)		183,446	4,927
Freddie Mac, 0.406%, 1/25/2031 (i)		4,800,690	52,974
Freddie Mac, 0.87%, 1/25/2031 (i)		1,882,263	61,830
Freddie Mac, 1.025%, 1/25/2031 (i)		1,425,035	53,573
Freddie Mac, 0.602%, 3/25/2031 (i)		5,842,541	113,665
Freddie Mac, 1.322%, 5/25/2031 (i)		709,327	36,711
Freddie Mac, 1.039%, 7/25/2031 (i)		1,133,380	48,681
Freddie Mac, 0.632%, 9/25/2031 (i)		4,635,695	115,522
Freddie Mac, 0.954%, 9/25/2031 (i)		1,417,400	55,199
Freddie Mac, 0.441%, 11/25/2031 (i)		6,965,967	117,351
Freddie Mac, 0.595%, 12/25/2031 (i)		6,916,623	159,965
Freddie Mac, 0.664%, 12/25/2031 (i)		1,130,491	29,379
Freddie Mac, 0.431%, 5/25/2033 (i)		3,200,000	61,638
Freddie Mac, 1.091%, 9/25/2034 (i)		789,814	51,280
Freddie Mac, 2.5%, 11/25/2050 (i)		270,285	44,203
Freddie Mac, 5.628%, 11/25/2053		289,861	296,112
Freddie Mac, 2.392%, 8/15/2057 (i)		120,848	14,600
Ginnie Mae, 2.546%, 6/20/2051 (i)		327,480	38,456
Ginnie Mae, 4.908%, 10/20/2053		323,238	327,643
Ginnie Mae, 4.958%, 10/20/2053		654,546	664,286
Ginnie Mae, 4.808%, 12/20/2053		302,883	306,274
Ginnie Mae, 7.558%, 5/20/2055		61,124	62,569
			$3,373,095
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – 46.3%
U.S. Treasury Bonds, 2.125%, 2/15/2040	$1,741,059	$1,678,872
U.S. Treasury Bonds, 0.75%, 2/15/2042	10,465,454	7,983,699
U.S. Treasury Bonds, 0.75%, 2/15/2045	3,924,433	2,785,828
U.S. Treasury Bonds, 0.125%, 2/15/2052	4,480,143	2,317,614
U.S. Treasury Bonds, 2.125%, 2/15/2054	695,549	607,187
U.S. Treasury Notes, 0.5%, 1/15/2028	4,745,642	4,623,992
U.S. Treasury Notes, 0.875%, 1/15/2029 (f)	16,569,089	16,117,626
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	13,218,904	12,208,158
U.S. Treasury Notes, 0.125%, 1/15/2032	9,706,989	8,787,080
U.S. Treasury Notes, 1.75%, 1/15/2034	10,228,191	9,993,228
U.S. Treasury Notes, 1.875%, 1/15/2036	1,561,917	1,516,849
		$68,620,133
Total Bonds (Identified Cost, $160,587,174)		$147,564,055
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $213,927)	213,928	$213,928
Other Assets, Less Liabilities – 0.3%		409,840
Net Assets – 100.0%		$148,187,823

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $213,928 and
$147,564,055, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $30,208,285, representing 20.4% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 6/30/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	392,473	USD	519,920	Barclays Bank PLC	7/17/2026	$670
GBP	624,402	USD	823,654	Citibank N.A.	7/17/2026	4,573
USD	349,014	AUD	482,594	HSBC Bank	7/17/2026	14,977
USD	366,196	CAD	505,227	Barclays Bank PLC	7/17/2026	9,733
USD	172,093	CAD	236,397	JPMorgan Chase Bank N.A.	7/17/2026	5,303
USD	2,682,626	CAD	3,679,583	Merrill Lynch International	7/17/2026	86,496
USD	1,096,785	CLP	989,617,780	JPMorgan Chase Bank N.A.	8/14/2026	22,668
USD	652,854	CZK	13,607,082	HSBC Bank	7/17/2026	12,217
USD	732,899	EUR	633,738	Barclays Bank PLC	7/17/2026	8,350
USD	315,387	EUR	270,451	Citibank N.A.	7/17/2026	6,182
USD	263,550	EUR	227,529	HSBC Bank	7/17/2026	3,418
USD	817,428	EUR	690,245	NatWest Markets PLC	7/17/2026	28,275
USD	81,958	EUR	70,576	State Street Corp.	7/17/2026	1,269
USD	1,819,149	EUR	1,590,212	UBS AG	7/17/2026	1,071
USD	434,595	GBP	320,576	Barclays Bank PLC	7/17/2026	9,373
USD	617,499	GBP	453,690	Deutsche Bank AG	7/17/2026	15,709
USD	580,705	GBP	434,944	Goldman Sachs International	7/17/2026	3,781
USD	367,125	GBP	272,382	HSBC Bank	7/17/2026	5,828
USD	554,439	GBP	408,765	Merrill Lynch International	7/17/2026	12,239
USD	383,127	GBP	285,897	State Street Corp.	7/17/2026	3,904
USD	360,074	NOK	3,430,258	Deutsche Bank AG	7/17/2026	13,604
USD	397,706	NOK	3,691,285	Goldman Sachs International	7/17/2026	24,870
USD	1,133,051	NOK	10,979,440	Merrill Lynch International	7/17/2026	24,080
USD	2,134,295	NZD	3,649,673	JPMorgan Chase Bank N.A.	7/17/2026	60,315
USD	594,199	SEK	5,415,357	Barclays Bank PLC	7/17/2026	35,253
						$414,158
Liability Derivatives
AUD	507,737	USD	361,910	HSBC Bank	7/17/2026	$(10,470)
AUD	107,381	USD	75,524	State Street Corp.	7/17/2026	(1,198)
CAD	132,065	USD	93,308	Barclays Bank PLC	7/17/2026	(130)
CLP	322,335,660	USD	362,098	Deutsche Bank AG	8/14/2026	(12,239)
DKK	2,072,842	USD	326,199	State Street Corp.	7/17/2026	(9,082)
EUR	256,763	USD	301,570	Barclays Bank PLC	7/17/2026	(8,014)
EUR	503,941	USD	576,638	Goldman Sachs International	7/17/2026	(486)
EUR	1,148,488	USD	1,349,228	JPMorgan Chase Bank N.A.	7/17/2026	(36,170)
EUR	4,058,762	USD	4,753,368	State Street Corp.	7/17/2026	(113,012)
GBP	1,761,736	USD	2,375,071	JPMorgan Chase Bank N.A.	7/17/2026	(38,245)
GBP	189,467	USD	255,176	NatWest Markets PLC	7/17/2026	(3,861)
GBP	507,060	USD	688,263	State Street Corp.	7/17/2026	(15,681)
HUF	229,154,584	USD	738,709	Barclays Bank PLC	7/17/2026	(3,213)
JPY	5,743,021	USD	35,623	Barclays Bank PLC	7/17/2026	(260)
JPY	351,278,566	USD	2,230,411	HSBC Bank	7/17/2026	(67,420)
JPY	5,652,627	USD	35,351	JPMorgan Chase Bank N.A.	7/17/2026	(545)
NOK	18,100,983	USD	1,906,518	HSBC Bank	7/17/2026	(78,241)
NZD	70,355	USD	40,274	HSBC Bank	7/17/2026	(294)
NZD	1,286,173	USD	753,083	JPMorgan Chase Bank N.A.	7/17/2026	(22,197)
NZD	2,468,423	USD	1,460,098	State Street Corp.	7/17/2026	(57,380)
SEK	10,303,301	USD	1,101,037	Goldman Sachs International	7/17/2026	(37,581)
SEK	507,290	USD	52,822	HSBC Bank	7/17/2026	(462)
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SEK	3,290,800	USD	356,113	Merrill Lynch International	7/17/2026	$(16,453)
ZAR	5,363,030	USD	330,351	Merrill Lynch International	7/17/2026	(3,347)
USD	372,105	CAD	529,040	Barclays Bank PLC	7/17/2026	(1,159)
USD	1,399,974	EUR	1,228,755	Barclays Bank PLC	7/17/2026	(4,854)
USD	1,002,032	GBP	756,578	Merrill Lynch International	7/17/2026	(1,519)
USD	781,879	ZAR	13,004,238	Merrill Lynch International	7/17/2026	(11,038)
						$(554,551)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	15	$1,280,910	September – 2026	$13,284
Euro-BTP 10 yr	Long	EUR	14	1,909,170	September – 2026	17,403
Euro-BTP Short-Term	Long	EUR	61	7,461,234	September – 2026	12,648
Euro-OAT 10 yr	Long	EUR	30	4,112,674	September – 2026	32,495
Euro-Schatz 2 yr	Long	EUR	19	2,300,328	September – 2026	6,134
U.S. Treasury Ultra Bond 30 yr	Long	USD	9	1,045,406	September – 2026	1,653
U.S. Treasury Ultra Note 10 yr	Short	USD	9	1,012,219	September – 2026	1,514
						$85,131
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	21	$2,768,497	September – 2026	$(11,087)
Euro-Bund 10 yr	Short	EUR	17	2,473,477	September – 2026	(22,670)
Euro-Buxl 30 yr	Short	EUR	15	1,906,199	September – 2026	(38,427)
Japan Government Bond 10 yr	Short	JPY	1	785,818	September – 2026	(1,854)
Long Gilt 10 yr	Short	GBP	4	473,330	September – 2026	(10,201)
U.S. Treasury Note 2 yr	Short	USD	15	3,091,992	September – 2026	(1,108)
U.S. Treasury Note 5 yr	Short	USD	59	6,315,766	September – 2026	(22,451)
						$(107,798)

5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/12/31	USD	6,000,000	centrally cleared	CPI-U / At Maturity	2.4975% / At Maturity	$44,428	$—	$44,428
Liability Derivatives
Inflation Swaps
6/17/28	USD	4,400,000	centrally cleared	CPI-U / At Maturity	2.599% / At Maturity	$(10,571)	$—	$(10,571)
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $581,735 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $160,587,174)	$147,564,055
Investments in affiliated issuers, at value (identified cost, $213,927)	213,928
Cash	20,807
Receivables for
Net daily variation margin on open cleared swap agreements	6,233
Forward foreign currency exchange contracts	414,158
Net daily variation margin on open futures contracts	10,576
Fund shares sold	26,764
Interest	621,005
Other assets	497
Total assets	$148,878,023
Liabilities
Payables for
Forward foreign currency exchange contracts	$554,551
Investments purchased	62,757
Fund shares reacquired	10,697
Payable to affiliates
Investment adviser	3,954
Administrative services fee	168
Shareholder servicing costs	48
Distribution and/or service fees	926
Payable for independent Trustees' compensation	825
Accrued expenses and other liabilities	56,274
Total liabilities	$690,200
Net assets	$148,187,823
Net assets consist of
Paid-in capital	$180,065,245
Total distributable earnings (loss)	(31,877,422)
Net assets	$148,187,823
Shares of beneficial interest outstanding	18,399,747

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$80,729,531	9,959,816	$8.11
Service Class	67,458,292	8,439,931	7.99
See Notes to Financial Statements
7

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$4,318,564
Dividends from affiliated issuers	21,778
Other	34
Foreign taxes withheld	(1,767)
Total investment income	$4,338,609
Expenses
Management fee	$372,553
Distribution and/or service fees	85,048
Shareholder servicing costs	3,557
Administrative services fee	15,376
Independent Trustees' compensation	2,478
Custodian fee	13,399
Shareholder communications	4,531
Audit and tax fees	28,768
Legal fees	488
Miscellaneous	22,234
Total expenses	$548,432
Reduction of expenses by investment adviser	(10,229)
Net expenses	$538,203
Net investment income (loss)	$3,800,406
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,527,700)
Affiliated issuers	(146)
Futures contracts	(205,480)
Swap agreements	122,275
Forward foreign currency exchange contracts	6,836
Foreign currency	(23,863)
Net realized gain (loss)	$(1,628,078)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,695,298)
Affiliated issuers	(107)
Futures contracts	(30,045)
Swap agreements	13,713
Forward foreign currency exchange contracts	(114,707)
Translation of assets and liabilities in foreign currencies	(5,496)
Net unrealized gain (loss)	$(1,831,940)
Net realized and unrealized gain (loss)	$(3,460,018)
Change in net assets from operations	$340,388
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$3,800,406	$6,226,597
Net realized gain (loss)	(1,628,078)	(2,058,532)
Net unrealized gain (loss)	(1,831,940)	8,364,259
Change in net assets from operations	$340,388	$12,532,324
Total distributions to shareholders	$—	$(5,152,468)
Change in net assets from fund share transactions	$(6,068,211)	$(12,614,165)
Total change in net assets	$(5,727,823)	$(5,234,309)
Net assets
At beginning of period	153,915,646	159,149,955
At end of period	$148,187,823	$153,915,646
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.09	$7.71	$8.31	$8.34	$11.93	$12.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.33	$0.27	$0.34	$0.63	$0.34
Net realized and unrealized gain (loss)	(0.19)	0.33	(0.58)	(0.12)	(3.15)	(0.14)
Total from investment operations	$0.02	$0.66	$(0.31)	$0.22	$(2.52)	$0.20
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.29)	$(0.25)	$(0.45)	$(0.13)
From net realized gain	—	—	—	—	(0.62)	(0.20)
Total distributions declared to shareholders	$—	$(0.28)	$(0.29)	$(0.25)	$(1.07)	$(0.33)
Net asset value, end of period (x)	$8.11	$8.09	$7.71	$8.31	$8.34	$11.93
Total return (%) (k)(r)(s)(x)	0.25 (n)	8.63	(3.94)	2.86	(21.65)	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62 (a)	0.61	0.61	0.58	0.58	0.57
Expenses after expense reductions	0.61 (a)	0.60	0.59	0.56	0.57	0.56
Net investment income (loss)	5.25(l) (a)	4.09	3.36	4.16	6.42	2.88
Portfolio turnover rate	14 (n)	43	43	98	126	96
Net assets at end of period (000 omitted)	$80,730	$82,762	$85,864	$92,313	$94,432	$126,161

See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.98	$7.62	$8.21	$8.24	$11.78	$11.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.31	$0.25	$0.32	$0.60	$0.31
Net realized and unrealized gain (loss)	(0.19)	0.31	(0.57)	(0.12)	(3.10)	(0.15)
Total from investment operations	$0.01	$0.62	$(0.32)	$0.20	$(2.50)	$0.16
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.27)	$(0.23)	$(0.42)	$(0.10)
From net realized gain	—	—	—	—	(0.62)	(0.20)
Total distributions declared to shareholders	$—	$(0.26)	$(0.27)	$(0.23)	$(1.04)	$(0.30)
Net asset value, end of period (x)	$7.99	$7.98	$7.62	$8.21	$8.24	$11.78
Total return (%) (k)(r)(s)(x)	0.13 (n)	8.17	(4.13)	2.58	(21.76)	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87 (a)	0.86	0.86	0.83	0.83	0.82
Expenses after expense reductions	0.86 (a)	0.85	0.84	0.81	0.82	0.81
Net investment income (loss)	4.92(l) (a)	3.87	3.12	3.91	6.17	2.64
Portfolio turnover rate	14 (n)	43	43	98	126	96
Net assets at end of period (000 omitted)	$67,458	$71,154	$73,286	$83,580	$91,104	$122,740

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust).  The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
12

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$68,620,133	$—	$68,620,133
Non - U.S. Sovereign Debt	—	71,173,573	—	71,173,573
U.S. Corporate Bonds	—	788,132	—	788,132
Residential Mortgage-Backed Securities	—	4,496,657	—	4,496,657
Commercial Mortgage-Backed Securities	—	1,153,492	—	1,153,492
Asset-Backed Securities (including CDOs)	—	1,332,068	—	1,332,068
Investment Companies	213,928	—	—	213,928
Total	$213,928	$147,564,055	$—	$147,777,983

Other Financial Instruments
Futures Contracts – Assets	$85,131	$—	$—	$85,131
Futures Contracts – Liabilities	(107,798)	—	—	(107,798)
Forward Foreign Currency Exchange Contracts – Assets	—	414,158	—	414,158
Forward Foreign Currency Exchange Contracts – Liabilities	—	(554,551)	—	(554,551)
Swap Agreements – Assets	—	44,428	—	44,428
Swap Agreements – Liabilities	—	(10,571)	—	(10,571)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$85,131	$(107,798)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	414,158	(554,551)
Interest Rate	Cleared Swap Agreements	44,428	(10,571)
Total		$543,717	$(672,920)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(205,480)	$122,275	$—
Foreign Exchange	—	—	6,836
Total	$(205,480)	$122,275	$6,836
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(30,045)	$13,713	$—
Foreign Exchange	—	—	(114,707)
Total	$(30,045)	$13,713	$(114,707)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$5,152,468
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$162,546,180
Gross appreciation	2,036,518
Gross depreciation	(16,804,715)
Net unrealized appreciation (depreciation)	$(14,768,197)
As of 12/31/25
Undistributed ordinary income	6,183,437
Capital loss carryforwards	(25,363,764)
Other temporary differences	1,567
Net unrealized appreciation (depreciation)	(13,039,050)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,807,626)
Long-Term	(12,556,138)
Total	$(25,363,764)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$2,856,129
Service Class	—	2,296,339
Total	$—	$5,152,468
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $10,229, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $3,445, which equated to 0.0046% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $112.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0206% of the fund's average daily net assets.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$10,498,216	$7,847,473
Non-U.S. Government securities	10,594,884	15,838,900
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	193,680	$1,581,421	659,372	$5,363,854
Service Class	473,064	3,790,197	924,386	7,356,838
	666,744	$5,371,618	1,583,758	$12,720,692
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	361,994	$2,856,129
Service Class	—	—	294,402	2,296,339
	—	$—	656,396	$5,152,468
Shares reacquired
Initial Class	(468,631)	$(3,820,635)	(1,916,156)	$(15,252,243)
Service Class	(945,715)	(7,619,194)	(1,925,690)	(15,235,082)
	(1,414,346)	$(11,439,829)	(3,841,846)	$(30,487,325)
Net change
Initial Class	(274,951)	$(2,239,214)	(894,790)	$(7,032,260)
Service Class	(472,651)	(3,828,997)	(706,902)	(5,581,905)
	(747,602)	$(6,068,211)	(1,601,692)	$(12,614,165)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 28%, 14%, and 12%, respectively, of the value of outstanding voting shares of the fund.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $346 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,266,131	$18,829,921	$21,881,871	$(146)	$(107)	$213,928

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,778	$—
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

MFS New Discovery Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 2.0%
Applied Aerospace & Defense, Inc. (a)	11,471	$261,309
Ducommun, Inc. (a)	1,171	216,881
Hexcel Corp.	2,882	288,373
Mirion Technologies, Inc. (a)	9,160	164,239
		$930,802
Apparel, Footwear, & Accessories – 0.8%
Columbia Sportswear Co.	3,442	$212,784
Wolverine World Wide, Inc.	9,871	163,168
		$375,952
Auto & Auto Components – 2.2%
Atmus Filtration Technologies, Inc.	4,837	$246,639
Goodyear Tire & Rubber Co. (a)	28,224	186,278
Group 1 Automotive, Inc.	993	289,132
Visteon Corp.	3,077	305,269
		$1,027,318
Brokerage & Asset Managers – 1.0%
Lincoln International, Inc. (a)	9,426	$224,998
Ridgepost Capital, Inc.	29,956	235,754
		$460,752
Chemicals – 3.4%
Ashland, Inc.	3,540	$233,250
Avient Corp.	9,409	347,757
Element Solutions, Inc.	13,457	642,572
Quaker Chemical Corp. (l)	2,482	394,315
		$1,617,894
Construction – 2.9%
Independence Realty Trust, Inc., REIT	25,326	$422,691
M/I Homes, Inc. (a)	3,414	548,937
Meritage Homes Corp.	3,667	307,478
Suncrete, Inc., “A” (a)(l)	4,225	95,189
		$1,374,295
Consumer Products – 1.1%
Newell Brands, Inc.	32,279	$198,193
Prestige Consumer Healthcare, Inc. (a)	7,094	335,333
		$533,526
Consumer Services – 2.1%
Covista, Inc. (a)	1,888	$235,358
Grand Canyon Education, Inc. (a)	1,262	180,605
Life Time Group Holdings, Inc. (a)	9,156	373,931
Phoenix Educations Partners, Inc.	5,483	180,116
		$970,010
VDVFS-SEM
1

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.6%
Silgan Holdings, Inc. (l)	6,343	$294,252
Diversified Financial Services – 2.4%
Bullish (a)(l)	4,197	$98,336
Herc Holdings, Inc.	1,716	245,971
Riot Platforms, Inc. (a)	16,434	449,963
SLM Corp.	12,116	314,289
		$1,108,559
Electrical Equipment – 2.3%
Belden, Inc.	2,539	$304,451
Itron, Inc. (a)	1,973	170,724
TriMas Corp.	6,522	293,686
Vontier Corp.	10,784	312,736
		$1,081,597
Energy - Independent – 4.2%
Antero Resources Corp. (a)	10,257	$360,431
California Resources Corp.	5,988	316,586
Core Natural Resources, Inc.	2,791	223,336
Matador Resources Co.	6,926	344,776
Peabody Energy Corp.	7,984	184,590
Permian Resources Corp.	18,598	342,389
Viper Energy, Inc., “A”	4,466	189,358
		$1,961,466
Energy - Renewables – 0.3%
Fuelcell Energy, Inc. (a)	3,928	$141,447
Engineering - Construction – 0.9%
MYR Group, Inc. (a)	847	$423,839
Entertainment & Leisure – 1.3%
Brunswick Corp.	3,593	$302,674
Patrick Industries, Inc.	3,643	327,069
		$629,743
Food & Beverages – 0.8%
Nomad Foods Ltd.	23,622	$258,661
Utz Brands, Inc.	15,634	120,382
		$379,043
Forest & Paper Products – 0.3%
International Paper Co.	3,854	$146,837
Hardware, Peripherals, & Assembly – 2.0%
Core Scientific, Inc. (a)	6,338	$162,189
Digi International, Inc. (a)	6,208	465,290
Insight Enterprises, Inc. (a)	2,574	313,513
		$940,992
Insurance – 3.6%
AXIS Capital Holdings Ltd.	3,204	$344,238
Hanover Insurance Group, Inc.	1,845	395,051
Lincoln National Corp.	8,705	307,722
2

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Selective Insurance Group, Inc.	3,945	$382,704
Stewart Information Services Corp.	3,829	252,791
		$1,682,506
Machinery & Tools – 6.4%
Albany International Corp.	5,831	$434,409
Alliance Laundry Holdings, Inc. (a)	10,302	273,209
ESAB Corp.	4,232	417,402
Hayward Holdings, Inc. (a)	23,203	401,644
Hillman Solutions Corp. (a)	38,729	326,873
Kadant, Inc.	929	291,920
Terex Corp.	5,512	399,014
Timken Co.	2,980	433,053
		$2,977,524
Media – 0.8%
Nexstar Media Group, Inc.	2,040	$364,324
Medical & Health Technology & Services – 2.2%
Azenta, Inc. (a)	8,621	$220,008
Lumexa Imaging Holdings, Inc. (a)	30,951	349,127
Minimed Group, Inc. (a)	17,645	263,793
Option Care Health, Inc. (a)	10,008	209,868
		$1,042,796
Medical Equipment – 2.9%
Concentra Group Holdings, Inc.	12,284	$365,449
Envista Holdings Corp. (a)	11,208	295,331
Integer Holdings Corp. (a)	4,017	375,389
UFP Technologies, Inc. (a)	1,228	325,579
		$1,361,748
Metals & Mining – 0.8%
SSR Mining, Inc. (a)	12,574	$355,593
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	22,650	$549,716
Network & Telecom – 0.3%
Viasat, Inc. (a)	1,600	$143,696
Non-Global Systemically Important Banks – 18.3%
BancFirst Corp.	3,201	$355,727
Beacon Financial Corp.	11,285	343,628
Cathay General Bancorp, Inc.	9,319	577,685
Central Banco, Inc. (l)	14,050	426,839
Columbia Banking System, Inc.	17,758	569,144
Community Financial System, “I”	5,388	361,643
CVB Financial Corp.	23,444	528,662
East West Bancorp, Inc.	2,957	381,719
Eastern Bankshares, Inc.	21,695	482,497
First Hawaiian, Inc.	18,763	549,756
First Interstate BancSystem, Inc.	14,414	555,804
Hancock Whitney Corp.	7,277	543,738
Popular, Inc.	3,258	534,899
3

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
Prosperity Bancshares, Inc.	7,911	$577,740
Simmons First National Corp.	14,740	333,861
Texas Capital Bancshares, Inc.	4,174	431,007
UMB Financial Corp.	3,215	458,973
United Community Bank, Inc.	16,135	566,177
		$8,579,499
Oil Services – 1.5%
Expro Group Holdings N.V. (a)	24,686	$364,612
TechnipFMC PLC	4,858	322,086
		$686,698
Pharmaceuticals & Biotechnology – 5.6%
ACADIA Pharmaceuticals, Inc. (a)	9,558	$241,817
Cogent Biosciences, Inc. (a)(l)	4,844	187,463
Collegium Pharmaceutical, Inc. (a)	6,928	250,794
Cytokinetics, Inc. (a)	2,845	242,366
Ionis Pharmaceuticals, Inc. (a)	3,227	255,869
Ligand Pharmaceuticals, Inc. (a)	1,617	511,117
Mirum Pharmaceuticals, Inc. (a)	3,043	356,244
Oruka Therapeutics, Inc. (a)	2,120	201,760
Praxis Precision Medicines, Inc. (a)	585	195,852
Tarsus Pharmaceuticals, Inc. (a)	2,822	177,617
		$2,620,899
Pollution Control – 0.7%
GFL Environmental, Inc.	8,497	$312,605
Real Estate – 4.8%
Acadia Realty Trust, REIT	18,050	$377,425
Cushman & Wakefield Ltd. (a)	18,936	253,553
Essential Properties Realty Trust, REIT	12,989	387,722
Four Corners Property Trust, Inc., REIT	11,175	274,346
Janus Living, Inc., “A”, REIT (a)	14,864	427,191
PennyMac Financial Services, Inc.	2,357	205,295
Urban Edge Properties, REIT	14,718	336,748
		$2,262,280
Real Estate - Storage & Office – 2.0%
Cousins Properties, Inc., REIT	12,508	$374,990
Rexford Industrial Realty, Inc., REIT	8,212	275,102
SmartStop Self Storage REIT	8,604	279,630
		$929,722
Restaurants – 1.0%
Chefs' Warehouse, Inc. (a)	4,701	$451,766
Retail & E-commerce – 1.6%
Bob's Discount Furniture (a)	16,010	$253,278
Rush Enterprises, Inc., “A”	3,737	272,745
Yesway, Inc. (a)(l)	10,214	207,344
		$733,367
4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Semiconductor & Electronic Components – 2.3%
Advanced Energy Industries, Inc.	629	$234,535
Benchmark Electronics, Inc.	1,602	158,070
Plexus Corp. (a)	1,000	300,670
Synaptics, Inc. (a)	2,049	254,547
Wolfspeed, Inc. (a)(l)	2,327	112,278
		$1,060,100
Software – 1.1%
ACI Worldwide, Inc. (a)	7,574	$380,896
nCino, Inc. (a)	7,933	129,705
		$510,601
Telecom - Infrastructure – 0.5%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	11,102	$240,136
Telecom Services – 0.7%
EchoStar Corp., “A” (a)	2,038	$206,857
Iridium Communications, Inc.	2,126	116,611
		$323,468
Transportation & Logistics – 1.1%
ArcBest Corp.	1,726	$247,750
Kirby Corp. (a)	2,009	273,164
		$520,914
Travel, Gaming, & Lodging – 1.5%
Alaska Air Group, Inc. (a)	4,685	$244,557
Brightstar Lottery PLC	15,304	164,059
Wyndham Hotels & Resorts, Inc.	3,739	314,861
		$723,477
Utilities – 6.3%
Brookfield Infrastructure Corp.	6,488	$249,788
ERock, Inc., “A” (a)	10,283	149,103
MDU Resources Group, Inc.	9,708	205,907
NorthWestern Corp.	6,169	441,824
ONE Gas, Inc.	4,431	341,497
Portland General Electric Co.	9,501	492,437
Southwest Gas Holdings, Inc.	4,715	418,126
Spire, Inc.	4,924	384,515
UGI Corp.	7,305	252,315
		$2,935,512
Total Common Stocks (Identified Cost, $36,242,104)		$45,767,271
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $684,623)	684,623	$684,623
Collateral for Securities Loaned – 3.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $1,723,407)	1,723,407	$1,723,407
Other Assets, Less Liabilities – (3.0)%		(1,400,611)
Net Assets – 100.0%		$46,774,690
5

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $684,623 and
$47,490,678, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $1,694,582 of securities on loan (identified cost, $37,965,511)	$47,490,678
Investments in affiliated issuers, at value (identified cost, $684,623)	684,623
Cash	19,007
Receivables for
Investments sold	268,970
Fund shares sold	365,935
Interest and dividends	58,538
Receivable from investment adviser	10,541
Other assets	281
Total assets	$48,898,573
Liabilities
Payables for
Investments purchased	$284,748
Fund shares reacquired	68,308
Collateral for securities loaned, at value	1,723,407
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	43
Distribution and/or service fees	227
Payable for independent Trustees' compensation	493
Accrued expenses and other liabilities	46,561
Total liabilities	$2,123,883
Net assets	$46,774,690
Net assets consist of
Paid-in capital	$30,570,345
Total distributable earnings (loss)	16,204,345
Net assets	$46,774,690
Shares of beneficial interest outstanding	5,543,902

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,191,758	3,550,344	$8.50
Service Class	16,582,932	1,993,558	8.32
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$414,853
Dividends from affiliated issuers	8,204
Income on securities loaned	3,338
Other	2,149
Foreign taxes withheld	(1,825)
Total investment income	$426,719
Expenses
Management fee	$201,610
Distribution and/or service fees	19,749
Shareholder servicing costs	2,778
Administrative services fee	8,679
Independent Trustees' compensation	1,513
Custodian fee	2,549
Shareholder communications	2,556
Audit and tax fees	34,305
Legal fees	181
Miscellaneous	13,664
Total expenses	$287,584
Reduction of expenses by investment adviser	(70,410)
Net expenses	$217,174
Net investment income (loss)	$209,545
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,558,126
Affiliated issuers	(5)
Foreign currency	(11)
Net realized gain (loss)	$4,558,110
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,764,432
Affiliated issuers	(40)
Net unrealized gain (loss)	$1,764,392
Net realized and unrealized gain (loss)	$6,322,502
Change in net assets from operations	$6,532,047
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$209,545	$468,463
Net realized gain (loss)	4,558,110	3,384,637
Net unrealized gain (loss)	1,764,392	(2,184,660)
Change in net assets from operations	$6,532,047	$1,668,440
Total distributions to shareholders	$—	$(5,632,479)
Change in net assets from fund share transactions	$(4,010,832)	$1,984,433
Total change in net assets	$2,521,215	$(1,979,606)
Net assets
At beginning of period	44,253,475	46,233,081
At end of period	$46,774,690	$44,253,475
See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.37	$8.18	$7.99	$7.93	$11.40	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.12	$0.10	$0.08	$0.06
Net realized and unrealized gain (loss)	1.09	0.14	0.63	0.73	(1.27)	2.91
Total from investment operations	$1.13	$0.23	$0.75	$0.83	$(1.19)	$2.97
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.11)	$(0.09)	$(0.07)	$(0.09)
From net realized gain	—	(0.89)	(0.45)	(0.68)	(2.21)	(0.25)
Total distributions declared to shareholders	$—	$(1.04)	$(0.56)	$(0.77)	$(2.28)	$(0.34)
Net asset value, end of period (x)	$8.50	$7.37	$8.18	$7.99	$7.93	$11.40
Total return (%) (k)(r)(s)(x)	15.33 (n)	3.08	9.52	11.46	(10.96)	34.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19 (a)	1.21	1.16	1.13	1.15	1.12
Expenses after expense reductions	0.88 (a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.02 (a)	1.13	1.42	1.26	0.87	0.58
Portfolio turnover rate	29 (n)	50	44	51	32	51
Net assets at end of period (000 omitted)	$30,192	$28,628	$29,729	$34,830	$32,665	$40,980

See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.22	$8.03	$7.86	$7.81	$11.27	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.09	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	1.07	0.14	0.62	0.72	(1.27)	2.88
Total from investment operations	$1.10	$0.21	$0.71	$0.80	$(1.21)	$2.92
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.09)	$(0.07)	$(0.04)	$(0.07)
From net realized gain	—	(0.89)	(0.45)	(0.68)	(2.21)	(0.25)
Total distributions declared to shareholders	$—	$(1.02)	$(0.54)	$(0.75)	$(2.25)	$(0.32)
Net asset value, end of period (x)	$8.32	$7.22	$8.03	$7.86	$7.81	$11.27
Total return (%) (k)(r)(s)(x)	15.24 (n)	2.88	9.18	11.22	(11.23)	33.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.44 (a)	1.46	1.41	1.38	1.40	1.37
Expenses after expense reductions	1.13 (a)	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	0.78 (a)	0.88	1.18	1.01	0.63	0.36
Portfolio turnover rate	29 (n)	50	44	51	32	51
Net assets at end of period (000 omitted)	$16,583	$15,626	$16,504	$14,476	$13,171	$14,227

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
12

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$45,767,271	$—	$—	$45,767,271
Investment Companies	2,408,030	—	—	2,408,030
Total	$48,175,301	$—	$—	$48,175,301
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,694,582.  The fair value of the fund's investment securities on loan and a related liability of $1,723,407 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$1,735,484
Long-term capital gains	3,896,995
Total distributions	$5,632,479
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$39,960,167
Gross appreciation	11,481,962
Gross depreciation	(3,266,828)
Net unrealized appreciation (depreciation)	$8,215,134
As of 12/31/25
Undistributed ordinary income	1,639,750
Undistributed long-term capital gain	1,486,392
Net unrealized appreciation (depreciation)	6,546,156
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$3,617,254
Service Class	—	2,015,225
Total	$—	$5,632,479
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $3,075, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $67,335, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $2,581, which equated to 0.0115% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $197.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0387% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $53,983. The sales transactions resulted in net realized gains (losses) of $28,297.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $2,134, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $12,817,688 and $16,991,059, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	118,211	$944,931	694,976	$5,072,831
Service Class	148,925	1,148,145	314,140	2,372,886
	267,136	$2,093,076	1,009,116	$7,445,717
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	501,699	$3,617,254
Service Class	—	—	285,039	2,015,225
	—	$—	786,738	$5,632,479
Shares reacquired
Initial Class	(452,552)	$(3,623,916)	(945,574)	$(7,393,469)
Service Class	(320,345)	(2,479,992)	(488,584)	(3,700,294)
	(772,897)	$(6,103,908)	(1,434,158)	$(11,093,763)
Net change
Initial Class	(334,341)	$(2,678,985)	251,101	$1,296,616
Service Class	(171,420)	(1,331,847)	110,595	687,817
	(505,761)	$(4,010,832)	361,696	$1,984,433
16

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, 16%, and 5%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $103 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$579,601	$5,994,970	$5,889,903	$(5)	$(40)	$684,623

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,204	$—
17

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
18

MFS Limited Maturity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.3%
Aerospace & Defense – 0.3%
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	$750,000	$762,399
Apparel, Footwear, & Accessories – 0.5%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$561,000	$550,558
Tapestry, Inc., 5.1%, 3/11/2030	765,000	770,802
		$1,321,360
Asset-Backed & Securitized – 22.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.098%, 11/15/2054 (i)	$12,683,295	$396,543
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.251% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	228,317	228,259
ACREC 2021-FL1 Ltd., “B”, FLR, 5.551% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,596,267
ACREC 2021-FL1 Ltd., “C”, FLR, 5.901% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	903,230
Acres PLC, 2026-FL4, “A”, 5.087%, 8/18/2044 (n)	1,500,000	1,503,502
American Credit Acceptance Receivables Trust, 2026-2, “B”, 4.5%, 10/08/2030 (n)	245,000	243,924
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.893% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,737,500
AREIT 2022-CRE6 Trust, “D”, FLR, 6.456% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	237,662
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	34,695	34,810
Aspire Mortgage Trust, 2026-1, “A1”, 4.855%, 1/25/2066 (n)	267,697	264,645
Aspire Mortgage Trust, 2026-2, “A1”, 5.325%, 4/26/2066 (n)	498,265	496,361
Bain Capital Credit CLO Ltd., 2021-4A, “BRR”, FLR, 5.025% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	1,317,523	1,315,411
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.525% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	1,407,558	1,408,117
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.901%, 12/15/2051 (i)(n)	19,993,164	269,972
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.287%, 7/15/2054 (i)	5,118,292	224,652
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.443%, 9/15/2054 (i)	5,394,395	259,486
BDS LLC, 2026-FL17, “B”, FLR, 5.439% (SOFR - 1mo. + 1.8%), 5/19/2043 (n)	1,243,339	1,243,333
BDS Ltd., 2026-FL17, “AS”, FLR, 5.189% (SOFR - 1mo. + 1.55%), 5/19/2043 (n)	441,708	441,834
BDS Ltd., 2026-FL17, “C”, FLR, 5.589% (SOFR - 1mo. + 1.95%), 5/19/2043 (n)	222,915	222,914
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.352%, 2/15/2054 (i)	10,029,272	412,292
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.347%, 7/15/2054 (i)	10,741,084	455,869
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.328%, 8/15/2054 (i)	7,798,355	345,884
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.098%, 9/15/2054 (i)	11,382,257	354,629
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	615,561	621,544
BlueMountain CLO Ltd., 2020-29AR, “CR2”, FLR, 5.585% (SOFR - 3mo. + 1.95%), 7/25/2034 (n)	626,866	626,038
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	254,467	258,075
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	55,079	56,343
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	347,850	347,948
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	203,280	202,413
Business Jet Securities LLC, 2026-1A, “A”, 5.464%, 6/15/2041 (n)	201,000	201,375
Business Jet Securities LLC, 2026-1A, “C”, 6.099%, 6/15/2041 (n)	100,000	100,184
BX Trust, 2026-CLS, “C”, FLR, 5.975% (SOFR - 1mo. + 2.35%), 5/15/2043 (n)	136,000	136,290
BX Trust, 2026-CLS, “D”, FLR, 7.075% (SOFR - 1mo. + 3.45%), 5/15/2043 (n)	100,000	100,250
BX Trust, 2026-ORBT, “C”, FLR, 5.38% (SOFR - 1mo. + 1.75%), 7/15/2043 (n)(w)	206,702	206,702
BXMT 2020-FL2 Ltd., “B”, FLR, 5.4% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,438,354
CarMax Select Recievables Trust, 2026-B, “B”, 4.88%, 10/15/2032	164,000	164,388
CD 2017-CD4 Mortgage Trust, “XA”, 1.195%, 5/10/2050 (i)	12,084,510	51,852
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	327,082	270,221
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	64,188
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	127,150	127,438
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	300,624	301,525
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	462,623	465,416
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	153,545	154,465
VLTFS-SEM

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.749%, 11/15/2062 (i)	$8,601,480	$165,486
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.385%, 2/15/2054 (i)	8,742,055	395,435
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.066%, 6/15/2063 (i)	8,730,593	292,023
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.121%, 6/15/2064 (i)	4,510,219	175,194
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	174,944	175,397
CPS Auto Trust, 2026-B, “B”, 4.59%, 12/16/2030 (n)	176,000	175,166
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	711,533
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	10,309	10,313
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	343,375
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	58,653	58,762
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.173% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	1,695,359	1,694,684
Dryden Senior Loan Fund CLO Ltd., 2021-95A, “BR”, FLR, 5.241% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,500,933
Dwight Issuer LLC, 2025-FL1, 2026-FL2, “AS”, FLR, 5.25% (SOFR - 1mo. + 1.65%), 1/18/2044 (n)(w)	582,604	582,604
Empire District Bondco LLC, 4.943%, 1/01/2033	281,137	281,875
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	35,625	35,661
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.875% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	765,397	764,664
General Motors Co., FLR, 4.043% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	525,091
General Motors Co., FLR, 4.143% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	729,435
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.05%, 2/17/2032 (n)	132,621	131,945
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.46%, 6/15/2032 (n)	453,000	451,934
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.003%, 5/10/2050 (i)	13,125,900	75,923
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.02%, 8/10/2050 (i)	14,012,212	90,795
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.12%, 5/12/2053 (i)	8,272,864	293,893
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.075% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	1,150,000	1,149,239
Invesco CLO Ltd., 2022-2A, “BR”, FLR, 5.355% (SOFR - 3mo. + 1.68%), 7/20/2035 (n)	1,433,293	1,435,050
Invesco CLO Ltd., 2023-3A, “BR”, FLR, 5.423% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	910,345	913,185
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	403,988	398,549
JPMorgan Chase Commercial Mortgage Securities Corp., 1.15%, 9/15/2050 (i)	9,648,625	57,949
JPMorgan Mortgage Trust, 5.592%, 2/25/2064 (n)	305,065	304,745
JPMorgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	124,050	122,197
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.021% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	814,091
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.227% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,226,717
MF1 2022-FL9 LLC, “B”, FLR, 6.789% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,628
MF1 2025-FL20 LLC, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	1,000,000	1,003,167
MF1 2025-FL20 LLC, “B”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	451,406	452,707
MF1 2026-FL21 LLC, “B”, FLR, 5.387% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	160,616	160,615
MF1 2026-FL21 LLC, “C”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	531,605	531,602
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.385%, 5/15/2050 (i)	11,780,910	80,077
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.404%, 6/15/2050 (i)	5,633,677	40,279
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.966%, 12/15/2051 (i)	15,168,435	245,227
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	6,347,931	275,120
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.256%, 6/15/2054 (i)	6,088,988	207,309
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	389,709	390,558
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	761,399	762,406
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,105,151	1,107,611
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	312,178	309,288
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM4, “A1”, 5.075%, 3/25/2071 (n)	404,550	401,060
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	597,685	598,273
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	514,280	515,694
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	1,020,057	1,024,346
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	153,195	153,566
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	191,055	191,173
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	57,732	57,778
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	332,691	334,379
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	477,589	472,291
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	111,919	111,898
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	536,464

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	$1,250,000	$1,272,060
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 4.851% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,498,488
Palmer Square Loan Funding, 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	850,000	850,142
PFP III 2026-13 Ltd., “AS”, FLR, 5.287% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	569,000	570,778
PFS Financing Corp., 2026-A, “A”, FLR, 4.293% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	714,000	715,933
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	324,188	321,540
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.078% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)	579,778	579,757
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	835,440	834,260
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.178% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	1,231,578	1,238,985
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	142,973	143,304
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.83% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	927,347
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	684,319
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.551% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	763,747
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	777,546	768,114
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,788,242
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.337% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	242,842	243,272
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.587% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	445,988	446,777
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.313% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	1,468,874	1,469,055
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.086%, 11/15/2050 (i)	7,389,768	78,357
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.067%, 12/15/2051 (i)	6,037,328	99,984
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	240,390	241,611
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	253,341	254,083
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	71,558	71,690
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	179,000	178,405
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.458%, 11/15/2054 (i)	3,573,580	161,723
		$64,627,437
Auto & Auto Components – 2.4%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,445,427
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	448,000	444,333
Hyundai Capital America, 4.5%, 6/16/2028 (n)	771,000	767,453
Hyundai Capital America, 4.75%, 6/18/2029 (n)	368,000	366,742
Hyundai Capital America, 5%, 6/18/2031 (n)	771,000	769,786
LKQ Corp., 5.75%, 6/15/2028	1,208,000	1,224,364
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	710,323
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	730,000	621,782
Stellantis Financial Services US Corp., 5.4%, 6/15/2029 (n)	474,000	472,324
		$6,822,534
Brokerage & Asset Managers – 2.4%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,291,000	$1,275,795
Charles Schwab Corp., 5.875%, 8/24/2026	1,706,000	1,708,014
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	680,000	669,343
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	451,000	445,602
LPL Holdings, Inc., 5.7%, 5/20/2027	743,000	748,653
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	542,000	539,354
LPL Holdings, Inc., 6.75%, 11/17/2028	397,000	412,755
LPL Holdings, Inc., 4%, 3/15/2029 (n)	883,000	858,380
		$6,657,896
Business Services – 1.0%
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	$626,000	$623,772
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	354,000	351,254
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	626,000	619,156
Paychex, Inc., 5.1%, 4/15/2030	1,223,000	1,233,529
		$2,827,711

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.8%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$1,298,000	$1,312,220
Videotron Ltd., 3.625%, 6/15/2029 (n)	987,000	951,976
		$2,264,196
Conglomerates – 0.3%
Regal Rexnord Corp., 6.05%, 4/15/2028	$714,000	$729,036
Consumer Services – 1.5%
CBRE Services, Inc., 4.8%, 6/15/2030	$1,401,000	$1,400,593
Meituan, 4.5%, 4/02/2028 (n)	715,000	712,199
Meituan, 4.625%, 10/02/2029 (n)	384,000	380,210
Meituan, 4.5%, 5/05/2031 (n)	271,000	264,399
Rentokil Terminix Funding PLC, 4.625%, 4/23/2031 (n)	200,000	196,398
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,301,000	1,304,923
		$4,258,722
Containers – 0.5%
Berry Global, Inc., 1.65%, 1/15/2027	$1,418,000	$1,396,693
Berry Global, Inc., 5.5%, 4/15/2028	147,000	149,193
		$1,545,886
Diversified Financial Services – 2.3%
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	$291,000	$286,511
Aviation Capital Group, 4.25%, 4/30/2029 (n)	880,000	865,429
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	913,000	885,936
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	701,000	679,269
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	291,000	285,451
Blackstone Secured Lending Fund, 5.9%, 5/21/2031	295,000	290,600
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	225,000	232,680
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028	146,000	145,210
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)	255,000	253,151
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,509,000	1,527,069
Sumisho Air Lease Corp., 4.4%, 3/24/2028 (n)	727,000	723,077
Sumisho Air Lease Corp., 4.5%, 3/24/2029 (n)	456,000	452,131
		$6,626,514
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$1,048,000	$1,058,547
Arrow Electronics, Inc., 2.95%, 2/15/2032	541,000	480,828
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	785,000	785,766
		$2,325,141
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$1,005,000	$1,009,070
Energy - Independent – 0.5%
Antero Resources Corp., 5.375%, 3/01/2030 (n)	$97,000	$97,690
EQT Corp., 5.7%, 4/01/2028	1,276,000	1,297,703
		$1,395,393
Food & Beverages – 2.8%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$270,000	$269,195
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	1,595,000	1,607,536
Constellation Brands, Inc., 4.8%, 5/01/2030	638,000	639,968
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	1,961,000	1,881,477

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	$678,000	$665,488
Mars, Inc., 4.6%, 3/01/2028 (n)	698,000	699,237
Mars, Inc., 4.8%, 3/01/2030 (n)	1,271,000	1,274,786
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	934,379
		$7,972,066
Global Systemically Important Banks – 7.7%
Bank of America Corp., 4.25%, 10/22/2026	$569,000	$569,040
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,493,000	2,489,214
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,266,000	1,254,962
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,556,000	1,539,539
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,186,000	1,176,767
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,431,420
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	764,000	766,390
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	830,000	836,919
Mitsubishi UFJ Financial Group, Inc., 4.592% to 4/18/2029, FLR (CMT - 1yr. + 0.78%) to 4/18/2030	695,000	691,563
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	339,000	342,546
Mitsubishi UFJ Financial Group, Inc., 4.847% to 4/21/2031, FLR (CMT - 1yr. + 0.92%) to 4/21/2032	286,000	284,647
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	1,292,000	1,284,073
Morgan Stanley, 3.95%, 4/23/2027	149,000	148,515
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	430,000	429,297
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	674,000	677,663
Morgan Stanley, 4.555% to 4/10/2029, FLR (SOFR - 1 day + 0.96%) to 4/10/2030	1,005,000	998,626
Societe Generale, 4.857% to 7/07/2028, FLR (SOFR - 1 day + 0.855%) to 7/07/2029 (n)(w)	1,455,000	1,454,435
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,171,373
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,890,000	1,891,238
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	373,988
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	249,714
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	1,075,000	1,084,409
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	675,000	670,055
		$21,816,393
Hardware, Peripherals, & Assembly – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$626,000	$623,621
Industrial – 0.2%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$454,000	$443,116
Insurance – 1.3%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$733,000	$721,375
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	519,000	523,971
Corebridge Global Funding, 4.8%, 5/29/2029 (n)	755,000	753,714
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	397,000	397,867
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,413,000	1,418,933
		$3,815,860
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$457,000	$458,480
Insurance - Property & Casualty – 0.8%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$594,000	$598,337
Brown & Brown, Inc., 4.7%, 6/23/2028	410,000	409,804
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	609,000	610,069
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	609,000	608,385
		$2,226,595

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,167,032
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$575,000	$578,162
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	562,000	550,229
		$1,128,391
Media – 0.9%
Meta Platforms, Inc., 4.55%, 5/15/2031	$1,638,000	$1,629,187
News Corp., 3.875%, 5/15/2029 (n)	877,000	850,564
		$2,479,751
Medical & Health Technology & Services – 0.5%
HCA, Inc., 4.3%, 11/15/2030	$250,000	$244,543
ICON Investments Six DAC, 5.849%, 5/08/2029	519,000	530,313
IQVIA, Inc., 5.7%, 5/15/2028	446,000	453,134
IQVIA, Inc., 6.25%, 2/01/2029	291,000	300,636
		$1,528,626
Metals & Mining – 1.2%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,388,869
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,018,000	1,029,484
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	585,000	585,986
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	502,000	506,743
		$3,511,082
Midstream – 1.9%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$1,349,000	$1,383,277
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,395,000	1,407,764
Enbridge, Inc., 5.25%, 4/05/2027	954,000	959,385
Enbridge, Inc., 4.9%, 6/20/2030	433,000	434,462
Energy Transfer LP, 5.55%, 2/15/2028	456,000	462,068
Plains All American Pipeline LP, 4.7%, 1/15/2031	686,000	680,070
		$5,327,026
Mortgage-Backed – 0.9%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$299,850	$302,391
Fannie Mae, 4.627%, 2/25/2045 (n)	137,542	137,720
Freddie Mac, 4.226%, 7/25/2029	260,170	259,951
Freddie Mac, 1.679%, 4/25/2030 (i)	5,917,027	293,412
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,387,064	1,336,771
Freddie Mac, 2%, 7/15/2042	177,767	166,731
		$2,496,976
Municipals – 0.4%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$637,000	$647,313
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	215,000	219,247
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	185,000
		$1,051,560
Network & Telecom – 0.6%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$247,000	$247,207
NTT Finance Corp., 4.62%, 7/16/2028 (n)	511,000	509,771
NTT Finance Corp., 4.828%, 11/01/2029 (n)	473,000	472,743

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
NTT Finance Corp., 4.876%, 7/16/2030 (n)	$511,000	$509,865
		$1,739,586
Non-Global Systemically Important Banks – 7.8%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$225,000	$233,436
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	1,149,000	1,151,959
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	905,530
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	943,044
BPCE S.A., 5.184% to 6/02/2031, FLR (SOFR - 1 day + 1.218%) to 6/02/2032 (n)	912,000	910,490
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,025,486
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	292,000	294,315
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	165,000	168,424
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	725,000	715,237
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	962,000	986,003
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	670,000	685,336
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	573,469
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	460,123
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	154,506
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	580,000	577,964
Deutsche Bank AG, 5.06% to 4/14/2031, FLR (SOFR - 1 day + 1.41%) to 4/14/2032	320,000	319,212
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	766,000	760,995
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	394,000	393,178
First-Citizens Bank & Trust Co., 5.097%, 7/13/2029	428,000	428,591
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	469,000	463,023
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	524,000	525,050
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	295,000	312,432
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	771,000	770,161
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	1,078,000	1,073,137
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	742,368
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032	1,155,000	1,158,693
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,169,000	1,169,331
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,656,000	1,673,098
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	515,000	515,377
Texas Capital Bancshares, Inc., 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	1,186,000	1,173,732
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	815,000	828,597
		$22,092,297
Oil Services – 0.2%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$568,000	$571,228
Pharmaceuticals & Biotechnology – 0.7%
Biogen, Inc., 5.05%, 1/15/2031	$782,000	$791,324
Viatris, Inc., 2.7%, 6/22/2030	1,186,000	1,082,380
		$1,873,704
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$934,000	$936,524
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$152,000	$151,108
STORE Capital LLC, 4.95%, 2/11/2031	453,000	447,249
WEA Finance LLC, 4.125%, 9/20/2028 (n)	921,000	906,784
WEA Finance LLC, 3.5%, 6/15/2029 (n)	259,000	248,992
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	198,000	196,094
		$1,950,227

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Storage & Office – 0.1%
COPT Defense Properties, REIT, 2%, 1/15/2029	$196,000	$183,255
Refining – 0.4%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$1,064,000	$1,078,273
Retail & E-commerce – 1.1%
AutoNation, Inc., 4.45%, 1/15/2029	$1,584,000	$1,568,926
AutoNation, Inc., 3.85%, 3/01/2032	863,000	806,251
Genuine Parts Co., 4.95%, 8/15/2029	828,000	825,993
		$3,201,170
Semiconductor & Electronic Components – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	$315,000	$312,671
Software – 1.0%
Oracle Corp., 4.55%, 2/04/2029	$1,032,000	$1,017,359
Oracle Corp., 4.95%, 2/04/2031	727,000	711,756
Salesforce, Inc., 4.5%, 3/15/2028	524,000	523,338
ServiceNow, Inc., 4.25%, 5/15/2028	469,000	467,431
		$2,719,884
Telecommunications - Wireless – 0.1%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$183,000	$181,003
T-Mobile USA, Inc., 4.2%, 10/01/2029	189,000	186,671
		$367,674
Tobacco – 0.8%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$502,000	$517,414
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	811,000	814,778
Philip Morris International, Inc., 5.125%, 11/17/2027	341,000	344,141
Philip Morris International, Inc., 4.875%, 2/15/2028	662,000	665,947
		$2,342,280
Transportation & Logistics – 2.1%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,293,000	$1,301,873
Element Fleet Management Corp., 4.8%, 5/29/2029 (n)	508,000	506,748
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,165,000	1,171,485
GXO Logistics, Inc., 6.25%, 5/06/2029	538,000	556,175
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	536,000	537,761
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	785,000	795,073
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	552,000	558,858
Triton International Ltd., 5.15%, 2/15/2033	445,000	437,042
		$5,865,015
Travel, Gaming, & Lodging – 0.7%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$1,010,000	$1,006,535
Hyatt Hotels Corp., 5.75%, 1/30/2027	581,000	584,259
Las Vegas Sands Corp., 5.9%, 6/01/2027	393,000	396,647
		$1,987,441
U.S. Treasury Obligations – 21.2%
U.S. Treasury Notes, 2.75%, 7/31/2027	$3,502,000	$3,450,701
U.S. Treasury Notes, 3.375%, 11/30/2027	10,200,000	10,090,430
U.S. Treasury Notes, 3.875%, 3/15/2028	13,743,000	13,676,432
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	22,573,000	22,920,413

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.625%, 4/30/2029	$9,472,000	$9,585,220
		$59,723,196
Utilities – 2.0%
Eversource Energy, 4.45%, 12/15/2030	$1,258,000	$1,236,362
Liberty Utilities Co., 5.1%, 5/15/2031 (n)	1,001,000	998,595
Pacific Gas & Electric Co., 6.1%, 1/15/2029	871,000	896,834
Pacific Gas & Electric Co., 5.55%, 5/15/2029	617,000	629,738
PSEG Power LLC, 5.2%, 5/15/2030 (n)	294,000	297,318
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (n)	782,000	776,959
Vistra Operations Co. LLC, 5%, 4/30/2031 (n)	777,000	771,126
		$5,606,932
Total Bonds (Identified Cost, $272,201,177)		$271,771,227
Mutual Funds (h) – 4.4%
Money Market Funds – 4.4%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $12,437,246)	12,436,641	$12,436,641
Other Assets, Less Liabilities – (0.7)%		(1,910,685)
Net Assets – 100.0%		$282,297,183

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,436,641 and
$271,771,227, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$118,036,365, representing 41.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 6/30/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	41	$8,451,445	September – 2026	$(464)

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	1-Day SOFR / Annually	$70,716	$—	$70,716
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	1-Day SOFR / Annually	237,653	(2,309)	235,344
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	1-Day SOFR / Annually	23,408	—	23,408
						$331,777	$(2,309)	$329,468
At June 30, 2026, the fund had liquid securities collateral with an aggregate value of $149,262 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $272,201,177)	$271,771,227
Investments in affiliated issuers, at value (identified cost, $12,437,246)	12,436,641
Receivables for
Net daily variation margin on open cleared swap agreements	9,673
Investments sold	2,437,501
Fund shares sold	6,196
Interest	2,868,846
Other assets	671
Total assets	$289,530,755
Liabilities
Payables for
Net daily variation margin on open futures contracts	$4,756
Investments purchased	4,572,618
When-issued investments purchased	2,243,741
Fund shares reacquired	325,851
Payable to affiliates
Investment adviser	5,983
Administrative services fee	268
Shareholder servicing costs	78
Distribution and/or service fees	1,304
Payable for independent Trustees' compensation	1,211
Accrued expenses and other liabilities	77,762
Total liabilities	$7,233,572
Net assets	$282,297,183
Net assets consist of
Paid-in capital	$274,379,340
Total distributable earnings (loss)	7,917,843
Net assets	$282,297,183
Shares of beneficial interest outstanding	27,332,760

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$187,414,731	18,140,593	$10.33
Service Class	94,882,452	9,192,167	10.32
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Interest	$6,288,512
Dividends from affiliated issuers	150,595
Other	51
Total investment income	$6,439,158
Expenses
Management fee	$555,628
Distribution and/or service fees	115,580
Shareholder servicing costs	4,578
Administrative services fee	24,050
Independent Trustees' compensation	3,705
Custodian fee	15,752
Shareholder communications	7,259
Audit and tax fees	41,319
Legal fees	797
Miscellaneous	27,088
Total expenses	$795,756
Reduction of expenses by investment adviser	(19,071)
Net expenses	$776,685
Net investment income (loss)	$5,662,473
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,996
Affiliated issuers	(1,558)
Futures contracts	(140,443)
Net realized gain (loss)	$(131,005)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,407,059)
Affiliated issuers	(818)
Futures contracts	7,536
Swap agreements	(121,665)
Net unrealized gain (loss)	$(2,522,006)
Net realized and unrealized gain (loss)	$(2,653,011)
Change in net assets from operations	$3,009,462
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$5,662,473	$12,016,277
Net realized gain (loss)	(131,005)	388,084
Net unrealized gain (loss)	(2,522,006)	3,394,475
Change in net assets from operations	$3,009,462	$15,798,836
Total distributions to shareholders	$—	$(12,222,502)
Change in net assets from fund share transactions	$(5,728,744)	$(10,614,856)
Total change in net assets	$(2,719,282)	$(7,038,522)
Net assets
At beginning of period	285,016,465	292,054,987
At end of period	$282,297,183	$285,016,465
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.22	$10.10	$9.97	$9.54	$10.21	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.44	$0.43	$0.36	$0.13	$0.15
Net realized and unrealized gain (loss)	(0.10)	0.14	0.09	0.23	(0.56)	(0.13)
Total from investment operations	$0.11	$0.58	$0.52	$0.59	$(0.43)	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.39)	$(0.16)	$(0.20)	$(0.24)
From net realized gain	—	—	—	—	(0.04)	(0.02)
Total distributions declared to shareholders	$—	$(0.46)	$(0.39)	$(0.16)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$10.33	$10.22	$10.10	$9.97	$9.54	$10.21
Total return (%) (k)(r)(s)(x)	1.08 (n)	5.83	5.30	6.19	(4.24)	0.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.49 (a)	0.49	0.49	0.46	0.46	0.46
Expenses after expense reductions	0.48 (a)	0.47	0.47	0.44	0.45	0.44
Net investment income (loss)	4.16 (a)	4.30	4.24	3.66	1.28	1.45
Portfolio turnover rate	30 (n)	46	40	60	25	50
Net assets at end of period (000 omitted)	$187,415	$190,070	$211,139	$218,926	$246,102	$318,803

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.22	$10.11	$9.98	$9.54	$10.20	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.40	$0.33	$0.10	$0.13
Net realized and unrealized gain (loss)	(0.10)	0.14	0.10	0.24	(0.55)	(0.15)
Total from investment operations	$0.10	$0.55	$0.50	$0.57	$(0.45)	$(0.02)
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.37)	$(0.13)	$(0.17)	$(0.21)
From net realized gain	—	—	—	—	(0.04)	(0.02)
Total distributions declared to shareholders	$—	$(0.44)	$(0.37)	$(0.13)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$10.32	$10.22	$10.11	$9.98	$9.54	$10.20
Total return (%) (k)(r)(s)(x)	0.98 (n)	5.49	5.02	5.99	(4.44)	(0.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74 (a)	0.74	0.74	0.71	0.71	0.71
Expenses after expense reductions	0.73 (a)	0.72	0.72	0.69	0.70	0.69
Net investment income (loss)	3.91 (a)	4.05	3.99	3.42	1.04	1.20
Portfolio turnover rate	30 (n)	46	40	60	25	50
Net assets at end of period (000 omitted)	$94,882	$94,946	$80,916	$81,605	$85,888	$106,468

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$59,723,196	$—	$59,723,196
Non - U.S. Sovereign Debt	—	2,176,102	—	2,176,102
Municipal Bonds	—	1,051,560	—	1,051,560
U.S. Corporate Bonds	—	94,371,500	—	94,371,500
Residential Mortgage-Backed Securities	—	13,919,859	—	13,919,859
Commercial Mortgage-Backed Securities	—	8,246,755	—	8,246,755
Asset-Backed Securities (including CDOs)	—	44,957,799	—	44,957,799
Foreign Bonds	—	47,324,456	—	47,324,456
Investment Companies	12,436,641	—	—	12,436,641
Total	$12,436,641	$271,771,227	$—	$284,207,868

Other Financial Instruments
Futures Contracts – Liabilities	$(464)	$—	$—	$(464)
Swap Agreements – Assets	—	329,468	—	329,468
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(464)
Interest Rate	Cleared Swap Agreements	329,468	—
Total		$329,468	$(464)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$140,443
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$7,536	$(121,665)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$12,222,502
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/26
Cost of investments	$284,645,613
Gross appreciation	908,906
Gross depreciation	(1,346,651)
Net unrealized appreciation (depreciation)	$(437,745)
As of 12/31/25
Undistributed ordinary income	12,128,985
Capital loss carryforwards	(9,590,846)
Net unrealized appreciation (depreciation)	2,370,242
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,826,237)
Long-Term	(5,764,609)
Total	$(9,590,846)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$8,321,764
Service Class	—	3,900,738
Total	$—	$12,222,502
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $19,071, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $4,371, which equated to 0.0031% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $207.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$29,138,817	$30,039,576
Non-U.S. Government securities	51,990,732	50,517,176
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,516,701	$15,621,220	2,275,452	$23,309,340
Service Class	806,714	8,296,090	2,616,040	26,884,605
	2,323,415	$23,917,310	4,891,492	$50,193,945
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	830,515	$8,321,764
Service Class	—	—	388,520	3,900,738
	—	$—	1,219,035	$12,222,502
Shares reacquired
Initial Class	(1,980,719)	$(20,353,211)	(5,406,939)	$(55,424,778)
Service Class	(904,837)	(9,292,843)	(1,720,695)	(17,606,525)
	(2,885,556)	$(29,646,054)	(7,127,634)	$(73,031,303)
Net change
Initial Class	(464,018)	$(4,731,991)	(2,300,972)	$(23,793,674)
Service Class	(98,123)	(996,753)	1,283,865	13,178,818
	(562,141)	$(5,728,744)	(1,017,107)	$(10,614,856)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 9%, 8%, and 1%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $635 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,608,929	$56,000,439	$51,170,351	$(1,558)	$(818)	$12,436,641

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$150,595	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Blended Research Small Cap Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 2.0%
Applied Aerospace & Defense, Inc. (a)	7,471	$170,189
CACI International, Inc., “A” (a)	657	304,362
Hexcel Corp.	7,228	723,234
Karman Holdings, Inc. (a)	6,507	324,830
Kratos Defense & Security Solutions, Inc. (a)	1,648	82,169
York Space Systems, Inc. (a)(l)	4,508	110,987
		$1,715,771
Apparel, Footwear, & Accessories – 0.9%
Columbia Sportswear Co.	2,811	$173,776
Wolverine World Wide, Inc.	34,000	562,020
		$735,796
Auto & Auto Components – 2.6%
Methode Electronics, Inc.	27,560	$522,813
Modine Manufacturing Co. (a)	4,380	1,169,548
Visteon Corp.	5,549	550,516
		$2,242,877
Brokerage & Asset Managers – 1.3%
FirstSun Capital Bancorp	1,038	$40,254
GCM Grosvenor, Inc., “A”	41,349	508,593
Hamilton Lane, Inc., “A”	1,416	111,623
Marex Group PLC	1,509	91,973
PJT Partners, Inc.	2,388	360,445
		$1,112,888
Business Services – 1.4%
BlueLinx Holdings, Inc. (a)	755	$46,719
Concentrix Corp.	5,607	125,625
GigaCloud Technology, Inc. (a)	5,501	173,832
Innodata, Inc. (a)	382	28,872
Power Solutions International, Inc. (a)	1,643	63,896
Rackspace Technology, Inc. (a)	6,584	42,994
Remitly Global, Inc. (a)	9,240	207,068
TriNet Group, Inc.	9,015	446,152
WEX, Inc. (a)	314	44,302
		$1,179,460
Chemicals – 2.2%
Avient Corp.	21,956	$811,494
BioLife Solutions, Inc. (a)	3,553	100,336
Element Solutions, Inc.	20,405	974,339
		$1,886,169
Construction – 0.6%
Simpson Manufacturing Co., Inc.	2,211	$462,873
SiteOne Landscape Supply, Inc. (a)	476	54,459
		$517,332
VSCFS-SEM
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.9%
e.l.f. Beauty, Inc. (a)	1,033	$76,442
Helen of Troy Ltd. (a)	1,675	48,692
Herbalife Ltd. (a)	11,113	146,136
Newell Brands, Inc.	167,297	1,027,203
Prestige Consumer Healthcare, Inc. (a)	6,306	298,085
		$1,596,558
Consumer Services – 2.3%
Covista, Inc. (a)	6,112	$761,922
Grand Canyon Education, Inc. (a)	5,266	753,617
Phoenix Educations Partners, Inc.	14,055	461,707
		$1,977,246
Diversified Financial Services – 3.3%
Bread Financial Holdings, Inc.	7,336	$794,856
Bullish (a)(l)	2,638	61,808
Gold.com, Inc.	4,878	202,973
LendingTree, Inc. (a)	3,714	164,493
PROG Holdings, Inc.	10,528	490,710
Sezzle, Inc. (a)	647	111,045
SLM Corp.	37,535	973,658
		$2,799,543
Electrical Equipment – 0.8%
EnerSys	1,382	$323,140
Powell Industries, Inc.	853	244,265
Versigent PLC (a)	2,816	118,300
		$685,705
Energy - Independent – 1.7%
Chord Energy Corp.	2,328	$266,090
Par Pacific Holdings, Inc. (a)	8,090	453,687
PBF Energy, Inc., “A”	6,055	275,624
Peabody Energy Corp.	1,149	26,565
Permian Resources Corp.	6,762	124,489
SM Energy Co.	12,033	314,061
		$1,460,516
Energy - Renewables – 1.8%
Bloom Energy Corp. (a)	3,875	$1,172,963
Green Plains, Inc. (a)	15,896	244,480
Nextpower, Inc. “A” (a)	1,235	147,138
		$1,564,581
Engineering - Construction – 4.6%
Argan, Inc.	600	$479,130
Centuri Holdings, Inc. (a)	3,239	97,947
Dycom Industries, Inc. (a)	95	48,031
Legence Corp., “A” (a)	12,263	1,045,175
MYR Group, Inc. (a)	3,052	1,527,221
Primoris Services Corp.	4,355	431,668
Sterling Infrastructure, Inc. (a)	422	354,210
		$3,983,382
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment & Leisure – 3.4%
Brunswick Corp.	12,644	$1,065,131
Corsair Gaming, Inc. (a)	133,722	1,293,092
Outfront Media, Inc., REIT	11,494	376,543
Quad/Graphics, Inc.	26,328	221,945
		$2,956,711
Food & Beverages – 0.5%
Once Upon a Farm PBC (a)(l)	20,228	$414,269
Hardware, Peripherals, & Assembly – 2.6%
Adtran Holdings, Inc. (a)	18,468	$256,705
Credo Technology Group Holdings Ltd. (a)	1,999	543,628
EPAM Systems, Inc.	1,441	114,344
Fastly, Inc., “A” (a)	3,541	65,013
Insight Enterprises, Inc. (a)	2,349	286,108
nLIGHT, Inc. (a)	3,965	276,043
Pitney Bowes, Inc.	7,976	139,740
Q2 Holdings, Inc. (a)	7,923	381,096
ScanSource, Inc. (a)	3,291	171,428
Viavi Solutions, Inc. (a)	745	35,574
		$2,269,679
Health Maintenance Organizations – 0.1%
Molina Healthcare, Inc. (a)	254	$58,090
Insurance – 3.9%
AXIS Capital Holdings Ltd.	5,794	$622,508
Hanover Insurance Group, Inc.	4,309	922,643
Lincoln National Corp.	29,360	1,037,876
Voya Financial, Inc.	8,974	812,416
		$3,395,443
Machinery & Tools – 3.7%
AGCO Corp.	5,963	$713,771
Flowserve Corp.	11,882	881,169
Hillman Solutions Corp. (a)	10,480	88,451
Kadant, Inc.	1,854	582,582
Terex Corp.	12,958	938,030
		$3,204,003
Medical & Health Technology & Services – 3.3%
Accendra Health, Inc. (a)	15,830	$54,139
Agilon Health, Inc. (a)	2,481	265,914
AMN Healthcare Services, Inc. (a)	11,400	369,018
Aveanna Healthcare Holdings (a)	5,820	49,877
Azenta, Inc. (a)	11,028	281,435
Brightspring Health Services (a)	1,176	82,014
Diversified Healthcare Trust, REIT	8,251	76,734
Fortrea Holdings, Inc. (a)	5,987	104,174
GeneDX Holdings Corp. (a)	1,537	105,515
Ginkgo Bioworks Holdings, Inc. (a)	7,927	78,557
Guardant Health, Inc. (a)	582	87,317
Heartflow, Inc. (a)	14,529	426,281
Lumexa Imaging Holdings, Inc. (a)	17,151	193,463
Nutex Health, Inc. (a)(l)	746	127,484
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Option Care Health, Inc. (a)	7,257	$152,179
Teladoc Health, Inc. (a)	45,572	386,451
		$2,840,552
Medical Equipment – 3.4%
Anika Therapeutics, Inc. (a)	12,081	$176,745
AtriCure, Inc. (a)	19,292	539,790
Avantor, Inc. (a)	7,271	71,983
Billiontoone, Inc., “A” (a)	1,101	132,098
Bio-Rad Laboratories, Inc., “A” (a)	436	128,014
Butterfly Network, Inc. (a)	15,315	128,952
Caris Life Sciences, Inc. (a)	4,307	76,751
Embecta Corp.	37,631	122,677
Envista Holdings Corp. (a)	44,116	1,162,457
iRhythm Technologies, Inc. (a)	2,472	294,044
Myriad Genetics, Inc. (a)	22,365	127,704
		$2,961,215
Metals & Mining – 2.4%
Caledonia Mining Corp. PLC	10,771	$205,726
Century Aluminum Co. (a)	8,991	413,676
Coeur Mining, Inc.	11,981	195,530
Ferroglobe PLC	32,635	103,779
Hecla Mining Co.	31,347	483,684
Ryerson Holding Corp.	5,064	124,625
SSR Mining, Inc. (a)	18,524	523,859
		$2,050,879
Network & Telecom – 0.9%
Planet Labs PBC (a)	7,247	$240,093
Viasat, Inc. (a)	5,488	492,877
		$732,970
Non-Global Systemically Important Banks – 8.7%
Beacon Financial Corp.	33,997	$1,035,209
Carter Bankshares, Inc.	11,129	378,497
Cathay General Bancorp, Inc.	15,503	961,031
Columbia Banking System, Inc.	24,636	789,584
Eagle Bancorp, Inc.	7,991	226,864
East West Bancorp, Inc.	1,462	188,730
Metro Bank Holdings PLC	2,473	244,233
Northpointe Bancshares, Inc.	9,970	191,225
Popular, Inc.	7,797	1,280,111
Texas Capital Bancshares, Inc.	4,437	458,165
UMB Financial Corp.	9,601	1,370,639
United Community Bank, Inc.	9,713	340,829
		$7,465,117
Oil Services – 2.8%
Expro Group Holdings N.V. (a)	56,557	$835,347
Forum Energy Technologies, Inc. (a)	3,025	151,946
Nabors Industries Ltd. (a)	1,774	149,034
Oil States International, Inc. (a)	48,473	388,268
Weatherford International PLC	11,328	923,232
		$2,447,827
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals & Biotechnology – 11.3%
ACADIA Pharmaceuticals, Inc. (a)	9,584	$242,475
AnaptysBio, Inc. (a)	2,565	173,138
Annexon, Inc. (a)	21,684	123,816
Arcturus Therapeutics Holdings, Inc. (a)	9,674	65,009
Arcus Biosciences, Inc.	3,659	112,807
Ardelyx, Inc. (a)	6,189	31,564
Arrowhead Pharmaceuticals, Inc. (a)	1,390	113,299
Arvinas, Inc. (a)	16,401	136,292
Bioage Labs, Inc. (a)	2,923	71,643
Capricor Therapeutics, Inc. (a)	1,699	40,912
CG Oncology, Inc. (a)	3,040	215,992
Cogent Biosciences, Inc. (a)(l)	5,285	204,529
Collegium Pharmaceutical, Inc. (a)	4,146	150,085
Corvus Pharmaceuticals, Inc. (a)	6,706	100,188
Cullinan Therapeutics, Inc. (a)	5,172	94,182
Cytokinetics, Inc. (a)	5,787	492,995
Erasca, Inc. (a)	6,856	125,602
Exelixis, Inc. (a)	4,184	227,651
GRAIL, Inc. (a)	2,347	160,230
Greenwich Lifesciences, Inc. (a)(l)	3,018	70,802
Harmony Biosciences Holdings (a)	5,074	184,744
Indivior Pharmaceuticals, Inc. (a)	8,828	362,213
Intellia Therapeutics, Inc. (a)	5,581	94,431
Ionis Pharmaceuticals, Inc. (a)	3,900	309,231
Jazz Pharmaceuticals PLC (a)	997	240,247
Keros Therapeutics, Inc. (a)	7,933	84,883
Kiniksa Pharmaceuticals International PLC (a)	4,140	264,753
Kodiak Sciences, Inc. (a)	1,244	48,466
Kura Oncology, Inc. (a)	4,351	47,730
Kymera Therapeutics, Inc. (a)	4,414	506,153
Liquidia Corp. (a)	1,372	109,390
Mirum Pharmaceuticals, Inc. (a)	3,824	447,676
Monte Rosa Therapeutics, Inc. (a)	9,146	221,333
Neurocrine Biosciences, Inc. (a)	1,362	229,545
Novavax, Inc. (a)	26,644	250,986
Olema Pharmaceuticals, Inc. (a)	7,613	95,239
Oruka Therapeutics, Inc. (a)	2,994	284,939
Pacira BioSciences, Inc. (a)	4,842	122,842
Palvella Therapeutics, Inc. (a)(l)	707	108,044
Phibro Animal Health Corp., “A”	3,807	119,540
Praxis Precision Medicines, Inc. (a)	1,733	580,191
Prothena Corp. PLC (a)	21,380	209,310
PTC Therapeutics, Inc. (a)	1,165	95,029
REGENXBIO, Inc. (a)	18,124	217,126
Rigel Pharmaceuticals, Inc. (a)	7,131	278,965
Sarepta Therapeutics, Inc. (a)	6,318	113,534
Septerna, Inc. (a)	1,680	56,263
Stoke Therapeutics, Inc. (a)	1,824	59,681
Tango Therapeutics, Inc. (a)	1,876	58,644
Tarsus Pharmaceuticals, Inc. (a)	3,632	228,598
Travere Therapeutics, Inc. (a)	2,293	130,265
Ultragenyx Pharmaceutical, Inc. (a)	5,428	181,241
Vanda Pharmaceuticals, Inc. (a)	16,328	99,927
Vir Biotechnology, Inc. (a)	14,336	146,084
Zenas Biopharma, Inc. (a)	1,514	38,425
Zymeworks, Inc. (a)	4,426	115,696
		$9,694,575
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.0%
Cushman & Wakefield Ltd. (a)	28,471	$381,227
Essential Properties Realty Trust, REIT	30,900	922,365
NNN REIT, Inc.	9,463	440,313
		$1,743,905
Real Estate - Storage & Office – 2.3%
Cousins Properties, Inc., REIT	4,791	$143,634
Highwoods Properties, Inc., REIT	28,087	847,104
Piedmont Office Realty Trust, Inc., REIT (a)	111,108	1,016,638
		$2,007,376
Restaurants – 0.9%
Bloomin Brands, Inc.	16,426	$150,134
Chefs' Warehouse, Inc. (a)	5,393	518,267
Dutch Bros, Inc., “A” (a)	1,966	141,178
		$809,579
Retail & E-commerce – 1.1%
Bath & Body Works, Inc.	13,049	$301,823
Gap, Inc.	28,220	527,150
Genesco, Inc. (a)	3,647	123,159
		$952,132
Semiconductor & Electronic Components – 8.5%
Advanced Energy Industries, Inc.	3,780	$1,409,449
Allegro MicroSystems, Inc. (a)	11,220	781,136
Alpha and Omega Semiconductor Ltd. (a)	4,489	212,464
Arteris, Inc. (a)	3,498	169,968
Cirrus Logic, Inc. (a)	2,197	326,320
Fabrinet (a)	435	244,505
Formfactor, Inc. (a)	11,070	1,770,425
Ichor Holdings Ltd. (a)	640	71,859
Kimball Electronics, Inc. (a)	9,901	253,466
MaxLinear, Inc., “A” (a)	829	106,137
Photronics, Inc. (a)	13,366	434,796
Sanmina Corp. (a)	1,456	368,485
Semtech Corp. (a)	301	48,717
SiTime Corp. (a)	112	83,503
TTM Technologies, Inc. (a)	2,443	456,890
Ultra Clean Holdings, Inc. (a)	1,224	174,530
VICOR Corp. (a)	822	312,179
Vishay Intertechnology, Inc.	1,176	63,245
		$7,288,074
Software – 4.9%
ACI Worldwide, Inc. (a)	4,197	$211,067
Alkami Technology, Inc. (a)	12,977	235,143
BILL Holdings, Inc. (a)	12,798	462,776
Cerence, Inc. (a)	32,774	371,002
Clear Secure, Inc., “A”	8,082	450,410
D-Wave Quantum, Inc. (a)	6,715	161,093
Elastic N.V. (a)	8,241	469,902
Five9, Inc. (a)	36,474	777,626
Navan, Inc., “A” (a)	2,146	49,079
nCino, Inc. (a)	8,118	132,729
Pegasystems, Inc.	17,302	518,541
6

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Software – continued
Thryv, Inc. (a)	22,777	$89,741
Upwork, Inc. (a)	32,736	273,673
		$4,202,782
Telecom Services – 1.6%
EchoStar Corp., “A” (a)	8,092	$821,338
Iridium Communications, Inc.	7,363	403,860
Lumen Technologies, Inc. (a)	22,688	174,244
		$1,399,442
Tobacco – 0.3%
Mativ Holdings, Inc.	36,679	$277,660
Transportation & Logistics – 0.7%
RXO, Inc. (a)	9,192	$253,607
Saia, Inc. (a)	836	352,090
		$605,697
Utilities – 2.6%
Portland General Electric Co.	23,862	$1,236,768
Southwest Gas Holdings, Inc.	4,619	409,613
Spire, Inc.	7,669	598,872
		$2,245,253
Total Common Stocks (Identified Cost, $67,898,861)		$85,481,054
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $251,872)	251,872	$251,872
Collateral for Securities Loaned – 1.2%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $1,051,663)	1,051,663	$1,051,663
Other Assets, Less Liabilities – (0.8)%		(719,521)
Net Assets – 100.0%		$86,065,068

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $251,872 and
$86,532,717, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $1,029,820 of securities on loan (identified cost, $68,950,524)	$86,532,717
Investments in affiliated issuers, at value (identified cost, $251,872)	251,872
Cash	4,018
Receivables for
Investments sold	397,385
Fund shares sold	131
Interest and dividends	60,996
Other assets	234
Total assets	$87,247,353
Liabilities
Payables for
Fund shares reacquired	$77,588
Collateral for securities loaned, at value	1,051,663
Payable to affiliates
Investment adviser	1,797
Administrative services fee	122
Shareholder servicing costs	118
Distribution and/or service fees	718
Payable for independent Trustees' compensation	536
Accrued expenses and other liabilities	49,743
Total liabilities	$1,182,285
Net assets	$86,065,068
Net assets consist of
Paid-in capital	$56,428,676
Total distributable earnings (loss)	29,636,392
Net assets	$86,065,068
Shares of beneficial interest outstanding	7,671,954

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,926,311	2,823,709	$11.66
Service Class	53,138,757	4,848,245	10.96
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$518,494
Income on securities loaned	14,746
Dividends from affiliated issuers	10,465
Other	5,113
Foreign taxes withheld	(1,372)
Total investment income	$547,446
Expenses
Management fee	$164,674
Distribution and/or service fees	63,068
Shareholder servicing costs	6,952
Administrative services fee	10,883
Independent Trustees' compensation	1,786
Custodian fee	3,273
Shareholder communications	4,957
Audit and tax fees	34,305
Legal fees	267
Miscellaneous	12,764
Total expenses	$302,929
Reduction of expenses by investment adviser	(5,653)
Net expenses	$297,276
Net investment income (loss)	$250,170
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,244,013
Affiliated issuers	(90)
Net realized gain (loss)	$7,243,923
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,175,552
Affiliated issuers	(27)
Net unrealized gain (loss)	$7,175,525
Net realized and unrealized gain (loss)	$14,419,448
Change in net assets from operations	$14,669,618
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$250,170	$410,774
Net realized gain (loss)	7,243,923	4,747,527
Net unrealized gain (loss)	7,175,525	(415,914)
Change in net assets from operations	$14,669,618	$4,742,387
Total distributions to shareholders	$—	$(8,582,497)
Change in net assets from fund share transactions	$(6,725,952)	$1,646,794
Total change in net assets	$7,943,666	$(2,193,316)
Net assets
At beginning of period	78,121,402	80,314,718
At end of period	$86,065,068	$78,121,402
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.77	$10.32	$10.01	$8.78	$14.02	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.07	$0.10	$0.09	$0.08	$0.09
Net realized and unrealized gain (loss)	1.85	0.46	0.39	1.53	(2.48)	3.14
Total from investment operations	$1.89	$0.53	$0.49	$1.62	$(2.40)	$3.23
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.10)	$(0.07)	$(0.09)	$(0.12)
From net realized gain	—	(0.98)	(0.08)	(0.32)	(2.75)	—
Total distributions declared to shareholders	$—	$(1.08)	$(0.18)	$(0.39)	$(2.84)	$(0.12)
Net asset value, end of period (x)	$11.66	$9.77	$10.32	$10.01	$8.78	$14.02
Total return (%) (k)(r)(s)(x)	19.34 (n)	5.76	4.95	18.96	(18.37)	29.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58 (a)	0.59	0.58	0.52	0.55	0.54
Expenses after expense reductions	0.57 (a)	0.58	0.56	0.51	0.54	0.52
Net investment income (loss)	0.76 (a)	0.68	1.03	1.03	0.73	0.67
Portfolio turnover rate	37 (n)	72	66	51	55	78
Net assets at end of period (000 omitted)	$32,926	$29,882	$30,740	$32,225	$29,826	$39,073

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.19	$9.77	$9.49	$8.34	$13.47	$10.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.08	$0.07	$0.05	$0.05
Net realized and unrealized gain (loss)	1.74	0.43	0.36	1.45	(2.37)	3.01
Total from investment operations	$1.77	$0.47	$0.44	$1.52	$(2.32)	$3.06
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.08)	$(0.05)	$(0.06)	$(0.09)
From net realized gain	—	(0.98)	(0.08)	(0.32)	(2.75)	—
Total distributions declared to shareholders	$—	$(1.05)	$(0.16)	$(0.37)	$(2.81)	$(0.09)
Net asset value, end of period (x)	$10.96	$9.19	$9.77	$9.49	$8.34	$13.47
Total return (%) (k)(r)(s)(x)	19.26 (n)	5.49	4.65	18.67	(18.56)	29.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83 (a)	0.84	0.83	0.77	0.80	0.79
Expenses after expense reductions	0.82 (a)	0.83	0.81	0.76	0.79	0.77
Net investment income (loss)	0.51 (a)	0.44	0.78	0.78	0.49	0.42
Portfolio turnover rate	37 (n)	72	66	51	55	78
Net assets at end of period (000 omitted)	$53,139	$48,240	$49,575	$53,355	$50,801	$65,294

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$85,481,054	$—	$—	$85,481,054
Investment Companies	1,303,535	—	—	1,303,535
Total	$86,784,589	$—	$—	$86,784,589
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,029,820.  The fair value of the fund's investment securities on loan and a related liability of $1,051,663 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$3,206,504
Long-term capital gains	5,375,993
Total distributions	$8,582,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$70,000,582
Gross appreciation	21,484,039
Gross depreciation	(4,700,032)
Net unrealized appreciation (depreciation)	$16,784,007
As of 12/31/25
Undistributed ordinary income	616,381
Undistributed long-term capital gain	4,741,913
Net unrealized appreciation (depreciation)	9,608,480
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$3,109,922
Service Class	—	5,472,575
Total	$—	$8,582,497
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $5,653, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $6,561, which equated to 0.0159% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $391.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0264% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $5,092, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, aggregated $30,393,851 and $37,104,450, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	161,615	$1,691,953	334,405	$3,237,490
Service Class	209,494	2,023,950	722,808	6,479,068
	371,109	$3,715,903	1,057,213	$9,716,558
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	337,668	$3,109,922
Service Class	—	—	631,208	5,472,575
	—	$—	968,876	$8,582,497
Shares reacquired
Initial Class	(397,846)	$(4,298,500)	(591,990)	$(5,800,675)
Service Class	(610,193)	(6,143,355)	(1,178,748)	(10,851,586)
	(1,008,039)	$(10,441,855)	(1,770,738)	$(16,652,261)
Net change
Initial Class	(236,231)	$(2,606,547)	80,083	$546,737
Service Class	(400,699)	(4,119,405)	175,268	1,100,057
	(636,930)	$(6,725,952)	255,351	$1,646,794
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $181 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
17

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$386,950	$5,146,623	$5,281,584	$(90)	$(27)	$251,872

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,465	$—
18

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
19

MFS Global Real Estate Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Construction – 7.5%
American Homes 4 Rent LP, REIT	43,831	$1,469,215
Equity Lifestyle Properties, Inc., REIT	28,347	1,826,964
Equity Residential, REIT	42,514	2,887,976
Essex Property Trust, Inc., REIT	9,336	2,722,284
Mid-America Apartment Communities, Inc., REIT	19,674	2,733,506
		$11,639,945
Entertainment & Leisure – 1.5%
Lamar Advertising Co., REIT	15,217	$2,373,548
Medical & Health Technology & Services – 8.0%
Healthcare Realty Trust, Inc., REIT	150,950	$3,044,661
Healthpeak Properties, Inc., REIT	156,160	3,341,824
Ventas, Inc., REIT	68,951	6,122,849
		$12,509,334
Real Estate – 48.5%
Acadia Realty Trust, REIT	125,159	$2,617,075
Big Yellow Group PLC, REIT	111,246	1,331,749
Capitaland Mall Trust, REIT	1,724,900	3,170,431
Charter Hall Group, REIT	139,398	2,216,524
Derwent London PLC, REIT	29,803	767,320
Essential Properties Realty Trust, REIT	60,550	1,807,417
Federal Realty Investment Trust, REIT	26,543	3,276,468
Goodman Group, REIT	265,146	5,747,925
GPT Group Co., REIT	592,532	2,009,136
Grainger PLC, REIT	757,249	1,704,556
Hongkong Land Holdings Ltd.	229,800	1,644,354
Industrial & Infrastructure Fund Investment Corp., REIT	1,390	1,217,435
Janus Living, Inc., “A”, REIT (a)	124,512	3,578,475
Japan Metropolitan Fund Investment Corp., REIT	2,905	2,007,104
Kimco Realty Corp., REIT	97,569	2,473,374
Klepierre, REIT	42,796	1,788,715
Land Securities Group PLC, REIT	258,161	2,229,269
LondonMetric Property PLC, REIT	473,395	1,182,401
Mitsubishi Estate Co. Ltd.	178,800	4,558,111
Mitsui Fudosan Accommodations Fund, Inc., REIT	1,456	1,091,586
Nippon Building Fund, Inc., REIT	2,642	2,043,692
NNN REIT, Inc.	55,252	2,570,876
Regency Centers Corp., REIT	29,424	2,346,270
Scentre Group Ltd., REIT	1,133,060	3,034,802
SEGRO PLC, REIT	305,824	3,550,338
Shurgard Self Storage Ltd., REIT	51,141	1,495,903
Simon Property Group, Inc., REIT	28,493	6,372,459
Swire Properties Ltd.	576,000	1,514,066
Tokyo Tatemono Co. Ltd.	66,200	1,341,955
Unibail-Rodamco-Westfield, REIT	30,034	3,515,761
Warehouses De Pauw, REIT	55,222	1,391,912
		$75,597,459
VREFS-SEM
1

MFS Global Real Estate Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Storage & Office – 18.6%
Americold Realty Trust, Inc., REIT	130,009	$2,043,742
BXP, Inc., REIT	67,348	4,465,846
Cousins Properties, Inc., REIT	69,975	2,097,851
Extra Space Storage, Inc., REIT	15,278	2,219,893
Highwoods Properties, Inc., REIT	86,459	2,607,603
Prologis, Inc., REIT	88,252	11,955,498
Rexford Industrial Realty, Inc., REIT	107,505	3,601,418
		$28,991,851
Telecom - Infrastructure – 9.7%
Blackstone Digital Infrastructure Trust, Inc., REIT (a)	76,543	$1,655,625
Digital Realty Trust, Inc., REIT	28,479	5,114,259
Equinix, Inc., REIT	7,919	8,254,686
		$15,024,570
Telecom Services – 0.5%
Space Exploration Technologies, “A” (a)	4,602	$786,298
Travel, Gaming, & Lodging – 3.4%
Ryman Hospitality Properties, Inc., REIT	14,354	$1,845,207
VICI Properties, Inc., REIT	131,470	3,490,528
		$5,335,735
Total Common Stocks (Identified Cost, $122,173,351)		$152,258,740
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $2,389,464)	2,389,338	$2,389,338

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.5%
Medical & Health Technology & Services – 0.5%
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services LLC	$2,110,821	93	$139,500
Welltower, Inc. – 1/15/2027 @ $240	Call	Merrill Lynch International	9,850,498	434	596,750
Total Purchased Options (Premiums Paid, $464,891)					$736,250
Other Assets, Less Liabilities – 0.3%					433,935
Net Assets – 100.0%					$155,818,263

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,389,338 and
$152,994,990, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
2

MFS Global Real Estate Portfolio
Financial Statements | Statement of Assets and Liabilities
(unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $122,638,242)	$152,994,990
Investments in affiliated issuers, at value (identified cost, $2,389,464)	2,389,338
Cash	267,467
Foreign currency, at value (identified cost, $26)	26
Receivables for
Fund shares sold	55,266
Dividends	689,329
Receivable from investment adviser	8,667
Other assets	441
Total assets	$156,405,524
Liabilities
Payables for
Fund shares reacquired	$514,561
Payable to affiliates
Administrative services fee	176
Shareholder servicing costs	138
Distribution and/or service fees	919
Payable for independent Trustees' compensation	888
Accrued expenses and other liabilities	70,579
Total liabilities	$587,261
Net assets	$155,818,263
Net assets consist of
Paid-in capital	$116,068,322
Total distributable earnings (loss)	39,749,941
Net assets	$155,818,263
Shares of beneficial interest outstanding	10,345,261

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$89,736,823	6,459,289	$13.89
Service Class	66,081,440	3,885,972	17.01
See Notes to Financial Statements
3

MFS Global Real Estate Portfolio
Financial Statements | Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/26
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,239,836
Dividends from affiliated issuers	50,435
Other	8,729
Foreign taxes withheld	(104,086)
Total investment income	$3,194,914
Expenses
Management fee	$706,426
Distribution and/or service fees	80,336
Shareholder servicing costs	7,696
Administrative services fee	15,912
Independent Trustees' compensation	2,572
Custodian fee	10,829
Shareholder communications	7,694
Audit and tax fees	37,997
Legal fees	483
Miscellaneous	16,667
Total expenses	$886,612
Reduction of expenses by investment adviser	(98,090)
Net expenses	$788,522
Net investment income (loss)	$2,406,392
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,827,330
Affiliated issuers	(172)
Foreign currency	2,814
Net realized gain (loss)	$4,829,972
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,501,478
Affiliated issuers	(670)
Translation of assets and liabilities in foreign currencies	572
Net unrealized gain (loss)	$7,501,380
Net realized and unrealized gain (loss)	$12,331,352
Change in net assets from operations	$14,737,744
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25
Change in net assets
From operations
Net investment income (loss)	$2,406,392	$3,791,246
Net realized gain (loss)	4,829,972	1,681,281
Net unrealized gain (loss)	7,501,380	407,497
Change in net assets from operations	$14,737,744	$5,880,024
Total distributions to shareholders	$—	$(2,551,000)
Change in net assets from fund share transactions	$(28,904,463)	$3,842,862
Total change in net assets	$(14,166,719)	$7,171,886
Net assets
At beginning of period	169,984,982	162,813,096
At end of period	$155,818,263	$169,984,982
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.69	$12.47	$13.08	$12.78	$19.21	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.30	$0.24	$0.25	$0.25	$0.22
Net realized and unrealized gain (loss)	0.99	0.14	(0.58)	1.08	(5.30)	4.27
Total from investment operations	$1.20	$0.44	$(0.34)	$1.33	$(5.05)	$4.49
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.27)	$(0.11)	$(0.26)	$(0.26)
From net realized gain	—	—	—	(0.92)	(1.12)	—
Total distributions declared to shareholders	$—	$(0.22)	$(0.27)	$(1.03)	$(1.38)	$(0.26)
Net asset value, end of period (x)	$13.89	$12.69	$12.47	$13.08	$12.78	$19.21
Total return (%) (k)(r)(s)(x)	9.46 (n)	3.53	(2.69)	11.46	(26.94)	30.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03 (a)	1.02	1.03	1.01	1.01	1.01
Expenses after expense reductions	0.90 (a)	0.90	0.90	0.91	0.92	0.92
Net investment income (loss)	3.13 (a)	2.35	1.85	1.95	1.65	1.27
Portfolio turnover rate	27 (n)	40	42	39	32	26
Net assets at end of period (000 omitted)	$89,737	$104,856	$102,588	$106,155	$104,737	$149,746

See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/26 (unaudited)	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.56	$15.24	$15.93	$15.33	$22.70	$17.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.33	$0.26	$0.26	$0.26	$0.20
Net realized and unrealized gain (loss)	1.21	0.17	(0.71)	1.33 (g)	(6.30)	5.06
Total from investment operations	$1.45	$0.50	$(0.45)	$1.59	$(6.04)	$5.26
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.24)	$(0.07)	$(0.21)	$(0.22)
From net realized gain	—	—	—	(0.92)	(1.12)	—
Total distributions declared to shareholders	$—	$(0.18)	$(0.24)	$(0.99)	$(1.33)	$(0.22)
Net asset value, end of period (x)	$17.01	$15.56	$15.24	$15.93	$15.33	$22.70
Total return (%) (k)(r)(s)(x)	9.32 (n)	3.30	(2.92)	11.20	(27.14)	29.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28 (a)	1.27	1.28	1.26	1.26	1.26
Expenses after expense reductions	1.15 (a)	1.15	1.15	1.16	1.17	1.17
Net investment income (loss)	2.97 (a)	2.11	1.62	1.71	1.42	1.02
Portfolio turnover rate	27 (n)	40	42	39	32	26
Net assets at end of period (000 omitted)	$66,081	$65,129	$60,225	$60,446	$55,200	$69,356

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party
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Notes to Financial Statements (unaudited) - continued
pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,703,695	$—	$—	$101,703,695
Australia	—	13,008,387	—	13,008,387
Japan	6,991,652	5,268,231	—	12,259,883
United Kingdom	10,765,633	—	—	10,765,633
France	5,304,476	—	—	5,304,476
Singapore	—	3,170,431	—	3,170,431
Hong Kong	—	3,158,420	—	3,158,420
Belgium	2,887,815	—	—	2,887,815
Purchased Options	—	736,250	—	736,250
Investment Companies	2,389,338	—	—	2,389,338
Total	$130,042,609	$25,341,719	$—	$155,384,328
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
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Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$736,250
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$45,975
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$378,114
Purchased Options — The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the
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MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/25
Ordinary income (including any short-term capital gains)	$2,551,000
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$126,649,369
Gross appreciation	32,695,060
Gross depreciation	(3,960,101)
Net unrealized appreciation (depreciation)	$28,734,959
As of 12/31/25
Undistributed ordinary income	4,738,745
Capital loss carryforwards	(960,454)
Other temporary differences	(246)
Net unrealized appreciation (depreciation)	21,234,152
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(960,454)
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MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/26	Year ended 12/31/25
Initial Class	$—	$1,815,668
Service Class	—	735,332
Total	$—	$2,551,000
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the six months ended June 30, 2026, this management fee reduction amounted to $10,773, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2028. For the six months ended June 30, 2026, this reduction amounted to $87,317, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2026, the fee was $7,219, which equated to 0.0092% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2026, these costs amounted to $477.
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Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2026 was equivalent to an annual effective rate of 0.0203% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2026, this reimbursement amounted to $8,661, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended June 30, 2026, purchases and sales of investments, other than short-term obligations, purchased options with an expiration date of less than one year from the time of purchase, aggregated $41,645,889 and $65,138,325, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/26		Year ended 12/31/25
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	458,468	$6,186,351	1,214,074	$15,089,986
Service Class	277,604	4,499,699	902,695	13,940,677
	736,072	$10,686,050	2,116,769	$29,030,663
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	144,330	$1,815,668
Service Class	—	—	47,656	735,332
	—	$—	191,986	$2,551,000
Shares reacquired
Initial Class	(2,260,194)	$(30,228,177)	(1,324,941)	$(16,703,873)
Service Class	(578,343)	(9,362,336)	(716,559)	(11,034,928)
	(2,838,537)	$(39,590,513)	(2,041,500)	$(27,738,801)
Net change
Initial Class	(1,801,726)	$(24,041,826)	33,463	$201,781
Service Class	(300,739)	(4,862,637)	233,792	3,641,081
	(2,102,465)	$(28,904,463)	267,255	$3,842,862
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 12%, and 3%, respectively, of the value of outstanding voting shares of the fund.
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Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2026, the fund’s commitment fee and interest expense were $378 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,780,794	$24,290,497	$27,681,111	$(172)	$(670)	$2,389,338

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,435	$—
14

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
15

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 14, 2026

*  Print name and title of each signing officer under his or her signature.